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ProFunds

Prospectus

May 1, 2004

as revised October 20, 2004

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CLASSIC PROFUNDS

Bull

Mid-Cap

Small-Cap

OTC

Dow 30

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

ULTRA PROFUNDS

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

INVERSE PROFUNDS

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

ULTRASECTOR PROFUNDS

Banks

Basic Materials

Biotechnology

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Internet

Leisure Goods & Services

Oil Drilling Equipment & Services

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Wireless Communications

BOND BENCHMARKED PROFUNDS U.S. Government Plus Rising Rates Opportunity
MONEY MARKET PROFUND

4	PROFUNDS OVERVIEW

6	PROFUNDS STRATEGIES AND RISKS

13	CLASSIC PROFUNDS
14	Bull
16	Mid-Cap
18	Small-Cap
20	Dow 30
21	OTC
23	Large-Cap Value
25	Large-Cap Growth
27	Mid-Cap Value
29	Mid-Cap Growth
31	Small-Cap Value
33	Small-Cap Growth
35	Europe 30

37	ULTRA PROFUNDS
38	UltraBull
40	UltraMid-Cap
42	UltraSmall-Cap
44	UltraDow 30
46	UltraOTC
48	UltraJapan

50	INVERSE PROFUNDS
51	Bear
53	Short Mid-Cap
54	Short Small-Cap
56	Short Dow 30
57	Short OTC
59	UltraBear
61	UltraShort Mid-Cap
62	UltraShort Small-Cap
63	UltraShort Dow 30
64	UltraShort OTC

66	ULTRASECTOR PROFUNDS
67	Banks
69	Basic Materials
71	Biotechnology
73	Consumer Cyclical
75	Consumer Non-Cyclical
77	Energy
79	Financial
81	Healthcare
83	Industrial
85	Internet
87	Leisure Goods & Services
89	Oil Drilling Equipment & Services
91	Pharmaceuticals
93	Precious Metals
95	Real Estate
97	Semiconductor
99	Technology
101	Telecommunications
103	Utilities
105	Wireless Communications

107	BOND BENCHMARKED PROFUNDS
108	U.S. Government Plus
110	Rising Rates Opportunity

112	MONEY MARKET PROFUND

116	GENERAL PROFUNDS INFORMATION

124	SHAREHOLDER SERVICES GUIDE

132	PROFUNDS MANAGEMENT

136	FINANCIAL HIGHLIGHTS

PROFUNDS OVERVIEW

Except for Money Market ProFund, the ProFunds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds

Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bull	S&P 500 Index®	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap	S&P MidCap 400TM Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap	Russell 2000® Index	Match (100%)	Diverse, small capitalization
Dow 30	Dow Jones Industrial AverageTM	Match (100%)	Diverse, widely traded, large capitalization
OTC	NASDAQ-100® Index	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Large-Cap Value	S&P 500/Barra Value Index	Match (100%)	Diverse, widely traded, large capitalization
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)	Diverse, widely traded, mid-capitalization
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)	Diverse, small capitalization
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)	Diverse, small capitalization
Europe 30	ProFunds Europe 30 Index	Match (100%)	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

Ultra ProFunds

Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
UltraBull	S&P 500 Index	Double (200%)	Diverse, widely traded, large capitalization
UltraMid-Cap	S&P MidCap 400TM Index	Double (200%)	Diverse, widely traded, mid-capitalization
UltraSmall-Cap	Russell 2000 Index	Double (200%)	Diverse, small capitalization
UltraDow 30	Dow Jones Industrial Average	Double (200%)	Diverse, widely traded, large capitalization
UltraOTC	NASDAQ-100 Index	Double (200%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraJapan	Nikkei 225 Stock Average	Double (200%)	Large capitalization, widely traded Japanese stocks

Inverse ProFunds

Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bear	S&P 500 Index	100% of the Inverse	Diverse, widely traded, large capitalization
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse	Diverse, widely traded, mid-capitalization
Short Small-Cap	Russell 2000 Index	100% of the Inverse	Diverse, small capitalization
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse	Diverse, widely traded, large capitalization
Short OTC	NASDAQ-100 Index	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraBear	S&P 500 Index	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse	Diverse, widely traded, mid-capitalization
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse	Diverse, small capitalization
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. Non-money market ProFunds utilize the performance of a stock index, security or a multiple or inverse multiple thereof as their benchmark. For example, UltraBull ProFund has a daily benchmark of twice the daily return of the S&P 500 Index®.

UltraSector ProFunds

UltraSector ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Banks	Dow Jones U.S. Banks Index	150%	Securities representing the banking industry in the U.S. equity market
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%	Securities within the basic materials sector of the U.S. equity market
Biotechnology	Dow Jones U.S. Biotechnology Index	150%	Securities representing the biotechnology industry in the U.S. equity market
Consumer Cyclical	Dow Jones U.S. Consumer Cyclical Sector Index	150%	Securities within the consumer cyclical sector of the U.S. equity market
Consumer Non-Cyclical	Dow Jones U.S. Consumer Non-Cyclical Sector Index	150%	Securities within the consumer non-cyclical sector of the U.S. equity market
Energy	Dow Jones U.S. Energy Sector Index	150%	Securities within the energy sector of the U.S. equity market
Financial	Dow Jones U.S. Financial Sector Index	150%	Securities within the financial sector of the U.S. equity market
Healthcare	Dow Jones U.S. Healthcare Sector Index	150%	Securities within the healthcare sector of the U.S. equity market
Industrial	Dow Jones U.S. Industrial Sector Index	150%	Securities within the industrial sector of the U.S. equity market
Internet	Dow Jones Composite Internet Index	150%	U.S. equity securities of companies that generate the majority of their revenue from the Internet
Leisure Goods & Services	Dow Jones U.S. Leisure Goods & Services Index	150%	Securities representing the leisure goods and services industry in the U.S. equity market
Oil Drilling Equipment & Services	Dow Jones U.S. Oil Drilling Equipment & Services Index	150%	Securities representing the oil drilling equipment and services industry in the U.S. equity market
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%	Securities representing the pharmaceuticals industry in the U.S. equity market
Precious Metals	Dow Jones Precious Metals Index	150%	Securities of companies involved in the mining of precious metals
Real Estate	Dow Jones U.S. Real Estate Index	150%	Securities representing the real estate industry in the U.S. equity market
Semiconductor	Dow Jones U.S. Semiconductor Index	150%	Securities representing the semiconductor industry in the U.S. equity market
Technology	Dow Jones U.S. Technology Sector Index	150%	Securities within the technology sector of the U.S. equity market
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%	Securities within the telecommunications sector of the U.S. equity market
Utilities	Dow Jones U.S. Utilities Sector Index	150%	Securities within the utilities sector of the U.S. equity market
Wireless Communications	Dow Jones U.S. Wireless Communications Index	150%	Securities representing the wireless communications industry in the U.S. equity market

Bond Benchmarked ProFunds

Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, or the inverse daily performance, of the price of the most recently issued 30-year U.S. Treasury Bond.

ProFund	Security	Daily Benchmark	Types of Securities
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%	U.S. Treasury securities
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse	U.S. Treasury securities

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

PROFUNDS STRATEGIES AND RISKS

“In seeking to achieve its investment objective, each non-money market ProFund takes positions in securities and other financial instruments that ProFund Advisors believes should simulate the movement of its benchmark.”

•	ProFunds Strategies and Risks

DISCUSSION OF PRINCIPAL STRATEGIES

The following discussion of investment strategies covers all ProFunds, except Money Market ProFund which is described later in this Prospectus on page 112.

The ProFunds are designed to correspond to a daily benchmark, before fees and expenses, such as the daily performance, the inverse of the daily performance, a multiple of the daily performance, or a multiple of the inverse of the daily performance, of an index or security. In seeking to achieve the ProFunds’ investment objectives, ProFund Advisors uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark. ProFund Advisors does not invest the assets of the ProFunds in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds. The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval.

In seeking to achieve its investment objective, each non-money market ProFund:

•	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark;

•	may not have investment exposure to all securities in the index underlying its benchmark, or its weighting of investment in such securities or industries may be different from that of the index;

•	may utilize a variety of financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index;

•	seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions;

•	may use a variety of securities, investment strategies and techniques in pursuit of its investment objective, may invest in securities or instruments that are not included in the index underlying its benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund’s investment objective;

•	may substitute a different index or security for the index or security underlying its benchmark;

•	does not seek to provide correlation with its benchmark over a period of time other than daily.

Under normal circumstances, the following ProFunds seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks: all Mid-Cap, Small-Cap and Large-Cap ProFunds, Dow 30 ProFund, OTC ProFund, Europe 30 ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Short Dow 30 ProFund, Short OTC ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, U.S. Government Plus ProFund and all UltraSector ProFunds. The investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

DISCUSSION OF PRINCIPAL AND OTHER RISKS

Like all investments, investing in the ProFunds entails risks. Many factors affect the value of an investment in a ProFund. The factors most likely to have a significant impact on a ProFund’s portfolio are called “principal risks.” The principal risks for each ProFund are identified in each ProFund description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds, their investment strategies and related risks.

The following risks may or may not apply to each ProFund:

Active Investor Risk (All ProFunds). ProFund Advisors expects a significant portion of the assets of the ProFunds to come from professional money managers and investors who use ProFunds as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

•	ProFunds Strategies and Risks

Aggressive Investment Technique Risk (All ProFunds except Money Market ProFund). The ProFunds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques may also expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund’s benchmark index, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Concentration Risk (Dow 30, UltraDow 30, Short Dow 30, UltraShort Dow 30 and UltraSector ProFunds). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments. Each of Large-Cap Value, Large-Cap Growth, Short Mid-Cap, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, U.S. Government Plus and Rising Rates Opportunity ProFunds is likely to concentrate its investments in a particular industry or group of industries to approximately the same extent as the bench- mark index is so concentrated and to the extent permitted by applicable regulatory guidance.

Correlation Risk (All ProFunds except Money Market ProFund). A number of factors may affect a ProFund’s ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with use of leveraged investment techniques, income items and accounting standards. In addition, a ProFund may invest in securities or in other financial instruments not included in its benchmark index. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding the annual index reconstitution and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. As each Ultra, Inverse, UltraSector and Bond Benchmarked ProFund is rebalanced daily, mathematical compounding may prevent these ProFunds from correlating with the monthly, quarterly, annual or other period performance of their benchmarks.

Debt Instrument Risk (U.S. Government Plus, Rising Rates Opportunity and Money Market ProFunds). Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease. Also, the securities of certain U.S. Government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk. Rising Rates Opportunity ProFund is inversely correlated to bond prices and will typically respond differently to the above factors than would a fund positively correlated to bond prices such as U.S. Government Plus ProFund.

Equity Risk (All Classic, Ultra, Inverse and UltraSector ProFunds). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than positively correlated funds.

Foreign Investment Risk (Europe 30, UltraJapan and Precious Metals UltraSector ProFunds). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and

•	ProFunds Strategies and Risks

disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. ProFund Advisors does not actively seek to control the impact of foreign currency fluctuations on the ProFunds.

Geographic Concentration Risk (Europe 30 and UltraJapan ProFunds). Certain ProFunds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified Fund.

Growth Investing Risk (Large-Cap Growth, Mid-Cap Growth and Small-Cap Growth ProFunds). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (U.S. Government Plus, Rising Rates Opportunity and Money Market ProFunds). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for Rising Rates Opportunity ProFund. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds and Rising Rates Opportunity ProFund). Shareholders in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose money when the index or security underlying such ProFund’s benchmark rises – a result that is the opposite from traditional equity or bond mutual funds.

Leverage Risk (Ultra ProFunds, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds and Bond Benchmarked ProFunds). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Leverage should cause a Fund to lose more money in market environments adverse to its daily investment objective than a Fund that does not employ leverage.

Liquidity Risk (All ProFunds except Money Market ProFund). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by ProFunds may also be illiquid. This may prevent the ProFunds from limiting losses, realizing gains, or from achieving a high correlation with their underlying benchmark index or security.

Market Risk (All ProFunds). The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds, other than the Inverse ProFunds, Rising Rates Opportunity ProFund and Money Market ProFund, should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds). Investors in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose value on days when the index or security underlying their benchmark increases (adverse market conditions for these ProFunds). The ProFunds seek to remain fully invested regardless of market conditions.

Mid-Cap Company Investment Risk (Mid-Cap, Mid-Cap Value, Mid-Cap Growth, UltraMid-Cap Short Mid-Cap and UltraShort Mid-Cap ProFunds). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk (All ProFunds except Money Market ProFund). The non-money market ProFunds are classified as “non-diversified” under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

•	ProFunds Strategies and Risks

Repurchase Agreement Risk (All ProFunds). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse ProFunds and Rising Rates Opportunity ProFund). Selling short is a technique that may be employed by a ProFund to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. Short selling is accomplished by borrowing a security and then selling it. If a ProFund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund will incur a negative return (loss) on the transaction. The ProFunds’ use of short sales may involve additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a ProFund and may lower a ProFund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a ProFund to be exposed to short sale risk.

Small-Cap Company Investment Risk (Small-Cap, Small-Cap Value, Small-Cap Growth, UltraSmall-Cap, Short Small-Cap and UltraShort Small-Cap ProFunds). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies’ share prices.

Technology Investment Risk (OTC, UltraOTC, Short OTC, and UltraShort OTC ProFunds and Internet, Semiconductor and Technology UltraSector ProFunds). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk (Large-Cap Value, Mid-Cap Value and Small-Cap Value ProFunds). Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk (Ultra ProFunds, Ultra Bear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds and Bond Benchmarked ProFunds). The ProFunds most subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index. Therefore, they experience greater volatility than the indexes underlying their bench marks and thus have the potential for greater losses.

IMPORTANT CONCEPTS AND DEFINITIONS

This section describes important concepts and definitions that may be unfamiliar to an investor.

•	Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government Securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	ProFunds Strategies and Risks

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.

•	Equity Securities are securities that include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•	Financial Instruments The ProFunds (excluding Money Market ProFund) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index such as futures contracts, options on futures contracts, swap agreements, forward con-tracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions. ProFunds may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs.

•	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	Leverage offer a means of magnifying market movements into larger changes in an investment’s value. While only certain ProFunds employ leverage, all of the ProFunds (except Money Market ProFund) may use leveraged investment techniques for investment purposes. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund’s performance compared to the index underlying its benchmark than a Fund that does not employ leverage. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investmen results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage.

•	Leveraged Investment Techniques Swap agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts are investment techniques that may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives investors the right to sell a stock at an agreed-upon price on or before a certain date.

•	Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

•	Repurchase Agreement A contract in which the seller of securities, usually U.S. Government Securities, agrees to buy them back at a specified time and price. Primarily used by ProFunds as a short-term investment vehicle for cash positions.

•	ProFunds Strategies and Risks

•	Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund’s investment objective, a ProFund may hold a representative sample of the securities in the index underlying a ProFund’s benchmark, which have aggregate characteristics similar to those of the index. In addition, a ProFund may invest in securities that are not included in the index or may overweight or underweight certain securities or groups of securities contained in the index.

•	Selling Short is selling a stock, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.

•	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	Swap Agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

•	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are guaranteed as to principal and interest and are backed by the full faith and credit of the feder- al government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Classic ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	want to achieve investment results that correspond to the daily performance of a particular index.

•     CLASSIC PROFUNDS

ProFund	Index	Daily Benchmark
Bull	S&P 500 Index	Match (100%)
Mid-Cap	S&P MidCap 400 Index	Match (100%)
Small-Cap	Russell 2000 Index	Match (100%)
Dow 30	Dow Jones Industrial Average	Match (100%)
OTC	NASDAQ-100 Index	Match (100%)
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)
Europe 30	ProFunds Europe 30 Index	Match (100%)

BULL PROFUND

Investment Objective. Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Principal Investment Strategy. Bull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500 Index. Bull ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bull ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Bull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bull ProFund Investor Class Shares by showing the variability of Bull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	26.57%
1999	17.18%
2000	-12.48%
2001	-15.30%
2002	-25.21%
2003	26.17%

During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was 20.37% (quarter ended December 31, 1998) and the lowest return was –18.23% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	26.17%	-3.90%	0.43%
- After Taxes on Distributions	26.17%	-4.00%	0.33%
- After Taxes on Distributions and Sale of Shares	17.01%	-3.32%	0.32%
Service Class Shares(1)	24.90%	-4.78%	-0.45%	12/01/97

S&P 500 Index(2)	28.68%	-0.56%	3.72%	12/01/97

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BLPIX)	Service Class (BLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.97%	0.97%

Total Annual ProFund Operating Expenses	1.72%	2.72%
Fee Waivers/Reimbursements*	-0.23%	-0.23%

Total Net Annual ProFund Operating Expenses	1.49%	2.49%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.49% for Investor Class Shares and 2.49% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$152	$519	$912	$2,011
Service Class	$252	$823	$1,419	$3,034

MID–CAP PROFUND

Investment Objective. Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Principal Investment Strategy. Mid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund Investor Class Shares by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-19.02%
2003	33.08%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap ProFund for one quarter was 17.25% (quarter ended June 30, 2003) and the lowest return was –18.00% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	33.08%	4.21%
- After Taxes on Distributions	33.08%	4.13%
- After Taxes on Distributions and Sale of Shares	21.50%	3.54%
Service Class Shares(1)	31.74%	3.47%	09/04/01

S&P MidCap 400 Index(2)	35.62%	8.22%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MDPIX)	Service Class (MDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.95%	0.95%

Total Annual ProFund Operating Expenses	1.70%	2.70%

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$173	$536	$923	$2,009
Service Class	$273	$838	$1,430	$3,032

SMALL–CAP PROFUND

Investment Objective. Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Principal Investment Strategy. Small-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and small-cap company investment risk.

For more information on Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Small-Cap ProFund Investor Class Shares by showing the variability of Small-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-23.14%
2003	42.41%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap ProFund for one quarter was 21.69% (quarter ended June 30, 2003) and the lowest return was –20.43% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	42.41%	5.43%
- After Taxes on Distributions	41.32%	5.08%
- After Taxes on Distributions and Sale of Shares	28.24%	4.53%
Service Class Shares(1)	40.71%	4.30%	09/04/01

Russell 2000 Index(2)	47.29%	9.39%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SLPIX)	Service Class (SLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.87%	0.87%

Total Annual ProFund Operating Expenses	1.62%	2.62%

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$165	$511	$881	$1,922
Service Class	$265	$814	$1,390	$2,954

DOW 30 PROFUND

Investment Objective. Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).

Principal Investment Strategy. Dow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. Dow 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Dow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations. The principal risks of investing in Dow 30 ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 7.

Fund Performance. Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.73%	0.73%

Total Annual ProFund Operating Expenses	1.48%	2.48%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$151	$468
Service Class	$251	$773

OTC PROFUND

Investment Objective. OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Principal Investment Strategy. OTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. OTC ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in OTC ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and technology investment risk.

For more information on OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in OTC ProFund Investor Class Shares by showing the variability of OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-31.33%
2002	-38.57%
2003	47.17%

During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was 34.57% (quarter ended December 31, 2001) and the lowest return was -36.65% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			08/07/00
- Before Taxes	47.17%	-24.04%
- After Taxes on Distributions	45.77%	-24.26%
- After Taxes on Distributions and Sale of Shares	30.90%	-19.33%
Service Class Shares(1)	45.75%	-24.77%	08/07/00

NASDAQ-100 Index(2)	49.49%	-23.78%	08/07/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (OTPIX)	Service Class (OTPSX)
Investment Advisory Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.89%	0.89%

Total Annual ProFund Operating Expenses	1.59%	2.59%

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$162	$502	$866	$1,889
Service Class	$262	$805	$1,375	$2,925

LARGE–CAP VALUE PROFUND

Investment Objective. Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.

Principal Investment Strategy. Large-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Value ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and value investing risk.

For more information on Large-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of Large-Cap Value ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Large-Cap Value ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2003	27.11%

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Value ProFund for one quarter was 17.91% (quarter ended June 30, 2003) and the lowest return was -6.36% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	27.11%	24.92%
- After Taxes on Distributions	27.09%	24.47%
- After Taxes on Distributions and Sale of Shares	17.66%	20.98%
Service Class Shares(1)	26.03%	23.91%	10/01/02

S&P 500/Barra Value Index (2)	31.79%	30.40%	10/01/02

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LVPIX)	Service Class (LVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.23%	1.23%

Total Annual ProFund Operating Expenses	1.98%	2.98%
Fee Waivers/Reimbursements*	-0.21%	-0.21%

Total Net Annual ProFund Operating Expenses	1.77%	2.77%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.77% for Investor Class Shares and 2.77% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Large-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$180	$601	$1,048	$2,289
Service Class	$280	$902	$1,549	$3,284

LARGE–CAP GROWTH PROFUND

Investment Objective. Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.

Principal Investment Strategy. Large-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Growth ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and growth investing risk.

For more information on Large-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of Large-Cap Growth ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Large-Cap Growth ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2003	22.54%

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Growth ProFund for one quarter was 11.60% (quarter ended June 30, 2003) and the lowest return was -1.31% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	22.54%	19.19%
- After Taxes on Distributions	21.74%	18.56%
- After Taxes on Distributions and Sale of Shares	14.96%	16.10%
Service Class Shares(1)	21.54%	18.35%	10/01/02

S&P 500/Barra Growth Index (2)	25.66%	22.89%	10/01/02

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LGPIX)	Service Class (LGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.05%	1.05%

Total Annual ProFund Operating Expenses	1.80%	2.80%

Example: This example is intended to help you compare the cost of investing in Large-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$183	$566	$975	$2,116
Service Class	$283	$868	$1,479	$3,128

MID–CAP VALUE PROFUND

Investment Objective. Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

Principal Investment Strategy. Mid-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Value ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and value investing risk.

For more information on Mid-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund Investor Class Shares by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-13.99%
2003	34.76%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Value ProFund for one quarter was 18.00% (quarter ended June 30, 2003) and the lowest return was –19.68% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	34.76%	6.16%
- After Taxes on Distributions	34.76%	5.60%
- After Taxes on Distributions and Sale of Shares	22.60%	4.90%
Service Class Shares(1)	33.52%	5.21%	09/04/01

S&P MidCap 400/Barra Value Index(2)	40.18%	11.36%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MLPIX)	Service Class (MLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.05%	1.05%

Total Annual ProFund Operating Expenses	1.80%	2.80%

Example: This example is intended to help you compare the cost of investing in Mid-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$183	$566	$975	$2,116
Service Class	$283	$868	$1,479	$3,128

MID–CAP GROWTH PROFUND

Investment Objective. Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

Principal Investment Strategy. Mid-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Growth ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and growth investing risk.

For additional information on Mid-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Mid-Cap Growth ProFund Investor Class Shares by showing the variability of Mid-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-22.70%
2003	26.73%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Growth ProFund for one quarter was 15.07% (quarter ended June 30, 2003) and the lowest return was –15.84% (quarter ended September 30, 2002)

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	26.73%	0.62%
- After Taxes on Distributions	26.73%	0.52%
- After Taxes on Distributions and Sale of Shares	17.37%	0.46%
Service Class Shares(1)	25.39%	-0.35%	09/04/01

S&P MidCap 400/Barra Growth Index(2)	30.98%	4.88%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MGPIX)	Service Class (MGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.37%	1.37%

Total Annual ProFund Operating Expenses	2.12%	3.12%
Fee Waivers/Reimbursements*	-0.33%	-0.33%

Total Net Annual ProFund Operating Expenses	1.79%	2.79%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.79% for Investor Class Shares and 2.79% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$182	$632	$1,109	$2,426
Service Class	$282	$932	$1,606	$3,407

SMALL–CAP VALUE PROFUND

Investment Objective. Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

Principal Investment Strategy. Small-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Value ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and value investing risk.

For more information on Small-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Small-Cap Value ProFund Investor Class Shares by showing the variability of Small-Cap Value ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-18.43%
2003	34.95%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Value ProFund for one quarter was 21.44% (quarter ended June 30, 2003) and the lowest return was –23.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	34.95%	4.73%
- After Taxes on Distributions	34.92%	4.62%
- After Taxes on Distributions and Sale of Shares	22.76%	3.98%
Service Class Shares(1)	33.52%	3.67%	09/04/01

S&P SmallCap 600/Barra Value Index(2)	40.06%	9.57%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SVPIX)	Service Class (SVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.98%	0.98%

Total Annual ProFund Operating Expenses	1.73%	2.73%

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$176	$545	$939	$2,041
Service Class	$276	$847	$1,445	$3,061

SMALL–CAP GROWTH PRO FUND

Investment Objective. Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

Principal Investment Strategy. Small-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Growth ProFund are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and growth investing risk.

For more information on Small-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Small-Cap Growth ProFund Investor Class Shares by showing the variability of Small-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-19.64%
2003	34.64%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Growth ProFund for one quarter was 16.53% (quarter ended June 30, 2003) and the lowest return was –16.40% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	34.64%	5.15%
- After Taxes on Distributions	34.56%	3.30%
- After Taxes on Distributions and Sale of Shares	22.52%	3.15%
Service Class Shares(1)	33.33%	4.34%	09/04/01

S&P SmallCap 600/Barra Growth Index(2)	37.32%	9.12%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SGPIX)	Service Class (SGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.05%	1.05%

Total Annual ProFund Operating Expenses	1.80%	2.80%

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$183	$566	$975	$2,116
Service Class	$283	$868	$1,479	$3,128

EUROPE 30 PRO FUND

Investment Objective. Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Principal Investment Strategy. Europe 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Europe 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Europe 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Europe 30 ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk and foreign investment risk. Europe 30 ProFund will have industry concentrations to approximately the same extent as the Index underlying its benchmark.

European companies could be negatively impacted by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties with certain countries, particularly those in Eastern Europe, implementing significant free market economic reforms.

For more information on Europe 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Europe 30 ProFund Investor Class Shares by showing the variability of Europe 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during a period (prior to September 4, 2001) when Europe 30 ProFund pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index (“PEI”). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index    , the DeutscheAktien Index and the CAC-40.

Annual Returns as of December 31 each year

2000	-33.55%
2001	-44.28%
2002	-25.28%
2003	37.81%

During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was 20.33% (quarter ended December 31, 2003) and the lowest return was -29.62% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			03/15/99
- Before Taxes	37.81%	-12.71%
- After Taxes on Distributions	37.72%	-13.97%
- After Taxes on Distributions and Sale of Shares	24.58%	-10.84%
Service Class Shares(1)	36.65%	-12.03%	03/15/99

Dow Jones STOXX 50 Index (2)	37.19%	0.63%	03/15/99
ProFunds Europe 30 Index (3)	38.45%	-2.59%	10/18/99

(1)	Reflects no deduction for taxes.

(2)	The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

(3)	Reflects no deduction for fees, expenses or taxes. Does not reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UEPIX)	Service Class (UEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.04%	1.04%

Total Annual ProFund Operating Expenses	1.79%	2.79%

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$182	$563	$970	$2,105
Service Class	$282	$865	$1,474	$3,119

Ultra ProFunds may be

appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	believe that the value of a particular index will increase, and that by investing with the objective of doubling the index’s daily return they will achieve superior results.

•	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

•     ULTRA PROFUNDS

ProFund	Index	Daily Benchmark
UltraBull	S&P 500 Index	Double (200%)
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)
UltraSmall-Cap	Russell 2000 Index	Double (200%)
UltraDow 30	Dow Jones Industrial Average	Double (200%)
UltraOTC	NASDAQ-100 Index	Double (200%)
UltraJapan	Nikkei 225 Stock Average	Double (200%)

ULTRA BULL PROFUND

Investment Objective. UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If UltraBull ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraBull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P 500 Index. UltraBull ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBull ProFund are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraBull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBull ProFund Investor Class Shares by showing the variability of UltraBull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	42.95%
1999	29.56%
2000	-28.33%
2001	-32.12%
2002	-46.45%
2003	55.09%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was 41.34% (quarter ended December 31, 1998) and the lowest return was –34.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				11/27/97
- Before Taxes	55.09%	-12.14%	-4.20%
- After Taxes on Distributions	55.09%	-12.21%	-4.27%
- After Taxes on Distributions and Sale of Shares	35.81%	-9.88%	-3.53%
Service Class Shares(1)	53.37%	-12.96%	-5.09%	11/27/97

S&P 500 Index(2)	28.68%	-0.56%	4.06%	11/27/97

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ULPIX)	Service Class (ULPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.95%	0.95%

Total Annual ProFund Operating Expenses	1.70%	2.70%

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$173	$536	$923	$2,009
Service Class	$273	$838	$1,430	$3,032

ULTRAMID–CAP PROFUND

Investment Objective. UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If UltraMid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraMid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraMid-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraMid-Cap ProFund are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraMid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraMid-Cap ProFund Investor Class Shares by showing the variability of UltraMid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-16.91%
2002	-38.18%
2003	69.14%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was 35.62% (quarter ended June 30, 2003) and the lowest return was –34.31% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	69.14%	-1.16%
- After Taxes on Distributions	69.14%	-1.16%
- After Taxes on Distributions and Sale of Shares	44.94%	-0.98%
Service Class Shares(1)	67.78%	-2.07%	02/07/00

S&P MidCap 400 Index(2)	35.62%	7.91%	02/07/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UMPIX)	Service Class (UMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.12%	1.12%

Total Annual ProFund Operating Expenses	1.87%	2.87%
Fee Waivers/Reimbursements*	-0.32%	-0.32%

Total Net Annual ProFund Operating Expenses	1.55%	2.55%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.55% for Investor Class Shares and 2.55% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$158	$557	$981	$2,164
Service Class	$258	$859	$1,485	$3,172

ULTRASMALL–CAP PROFUND

Investment Objective. UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If UltraSmall-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraSmall-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraSmall-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraSmall-Cap ProFund are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraSmall-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraSmall-Cap ProFund Investor Class Shares by showing the variability of UltraSmall-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-16.85%
2002	-44.30%
2003	100.52%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was 48.14% (quarter ended June 30, 2003) and the lowest return was -40.18% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	100.52%	-10.71%
- After Taxes on Distributions	100.52%	-10.71%
- After Taxes on Distributions and Sale of Shares	65.34%	-8.86%
Service Class Shares(1)	98.19%	-11.58%	02/07/00

Russell 2000 Index(2)	47.29%	2.60%	02/07/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UAPIX)	Service Class (UAPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.01%	1.01%

Total Annual ProFund Operating Expenses	1.76%	2.76%

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$179	$554	$954	$2,073
Service Class	$279	$856	$1,459	$3,090

ULTRADOW 30 PROFUND

Investment Objective. UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraDow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

Principal Investment Strategy. UltraDow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. UltraDow 30 ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. UltraDow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations. The principal risks of investing in UltraDow 30 ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraDow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of UltraDow 30 ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in UltraDow 30 ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2003	51.02%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraDow 30 ProFund for one quarter was 26.59% (quarter ended December 31, 2003) and the lowest return was -10.13% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	51.02%	2.87%
- After Taxes on Distributions	50.99%	2.81%
- After Taxes on Distributions and Sale of Shares	33.16%	2.40%
Service Class Shares(1)	49.84%	2.07%	06/03/02

DJIA(2)	28.29%	7.22%	06/03/02

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraDow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UDPIX)	Service Class (UDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.13%	1.13%

Total Annual ProFund Operating Expenses	1.88%	2.88%
Fee Waivers/Reimbursements*	-0.30%	-0.30%

Total Net Annual ProFund Operating Expenses	1.58%	2.58%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.58% for Investor Class Shares and 2.58% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraDow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$161	$562	$988	$2,177
Service Class	$261	$864	$1,492	$3,183

ULTRAOTC PROFUND

Investment Objective. UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If UltraOTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraOTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraOTC ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraOTC ProFund are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraOTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraOTC ProFund Investor Class Shares by showing the variability of UltraOTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	185.34%
1999	233.25%
2000	-73.70%
2001	-69.07%
2002	-69.42%
2003	102.41%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was 126.35% (quarter ended December 31, 1999) and the lowest return was -62.35% (quarter ended December 31, 2000).

Average Annual Total Returns As of December 31, 2003	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	102.41%	-30.03%	-13.98%
- After Taxes on Distributions	102.41%	-30.56%	-14.53%
- After Taxes on Distributions and Sale of Shares	66.57%	-21.33%	-10.45%
Service Class Shares(1)	100.29%	-30.74%	-14.76%	12/01/97

NASDAQ-100 Index(2)	49.49%	-4.28%	5.29%	12/01/97

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UOPIX)	Service Class (UOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.81%	0.81%

Total Annual ProFund Operating Expenses	1.56%	2.56%

Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$159	$493	$850	$1,856
Service Class	$259	$796	$1,360	$2,895

ULTRAJAPAN PROFUND

Investment Objective. UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

UltraJapan ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average. If UltraJapan ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the related futures contracts when they decline on a given day.

Principal Investment Strategy. UltraJapan ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Nikkei 225 Stock Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Japanese companies and/or financial instruments with similar economic characteristics. UltraJapan ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraJapan ProFund are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk, volatility risk and foreign investment risk.

Japanese economic growth has weakened and Japan’s stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system, among other considerations. UltraJapan ProFund is also subject to valuation time risk. UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund’s performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time UltraJapan ProFund’s performance will correlate highly with the movement of the Nikkei 225 Stock Average. The U.S. traded Nikkei futures and options contracts utilized by UltraJapan ProFund are not sensitive to changes in the dollar/yen exchange rate.

For more information on UltraJapan ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraJapan ProFund Investor Class Shares by showing the variability of UltraJapan ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-47.10%
2002	-39.80%
2003	47.68%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was 28.12% (quarter ended June 30, 2003) and the lowest return was -44.15% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	47.68%	-32.27%
- After Taxes on Distributions	47.68%	-32.68%
- After Taxes on Distributions and Sale of Shares	30.99%	-24.50%
Service Class Shares(1)	46.30%	-32.95%	02/07/00

Nikkei 225 Stock Average(2)	38.99%	-13.80%	02/07/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UJPIX)	Service Class (UJPSX)
Investment Advisory Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.05%	1.05%

Total Annual ProFund Operating Expenses	1.95%	2.95%
Fee Waivers/Reimbursements*	-0.20%	-0.20%

Total Net Annual ProFund Operating Expenses	1.75%	2.75%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.75% for Investor Class Shares and 2.75% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$593	$1,034	$2,259
Service Class	$278	$894	$1,535	$3,257

Inverse ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

•	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

•     INVERSE PROFUNDS

ProFund	Index	Daily Benchmark
Bear	S&P 500 Index	100% of the Inverse
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse
Short Small-Cap	Russell 2000 Index	100% of the Inverse
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse
Short OTC	NASDAQ-100 Index	100% of the Inverse
UltraBear	S&P 500 Index	200% of the Inverse
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse

BEAR PROFUND

Investment Objective. Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If Bear ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Bear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bear ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Bear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bear ProFund Investor Class Shares by showing the variability of Bear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Annual Returns as of December 31 each year

1998	-19.46%
1999	-12.32%
2000	16.41%
2001	14.29%
2002	20.92%
2003	-24.46%

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was 17.69% (quarter ended September 30, 2002) and the lowest return was -17.06% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2003	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/30/97
- Before Taxes	-24.46%	1.28%	-2.52%
- After Taxes on Distributions	-24.46%	-0.39%	-3.91%
- After Taxes on Distributions and Sale of Shares	-15.90%	0.01%	-3.00%
Service Class Shares(1)	-25.21%	0.27%	-3.44%	12/30/97

S&P 500 Index(2)	28.68%	-0.56%	3.82%	12/30/97
(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BRPIX)	Service Class (BRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.98%	0.98%

Total Annual ProFund Operating Expenses	1.73%	2.73%

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$176	$545	$939	$2,041
Service Class	$276	$847	$1,445	$3,061

SHORT MID–CAP PROFUND

Investment Objective. Short Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If Short Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Short Mid-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Mid-Cap ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Short Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 7.

Fund Performance. Short Mid-Cap ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual ProFund Operating Expenses	1.60%	2.60%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Short Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$149	$462
Service Class	$249	$767

SHORT SMALL–CAP PROFUND

Investment Objective. Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If Short Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Short Small-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Small-Cap ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and small-cap company investment risk.

For more information on Short Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of Short Small-Cap ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Short Small-Cap ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2003	-34.74%

During the period covered in the bar chart, the highest return on Investor Class Shares of Short Small-Cap ProFund for one quarter was 3.73% (quarter ended March 31, 2003) and the lowest return was -19.92% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-34.74%	-11.76%
- After Taxes on Distributions	-34.74%	-11.76%
- After Taxes on Distributions and Sale of Shares	-22.58%	-9.93%
Service Class Shares(1)	-35.19%	-12.47%	05/01/02

Russell 2000 Index(2)	47.29%	6.79%	05/01/02

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SHPIX)	Service Class (SHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.02%	1.02%

Total Annual ProFund Operating Expenses	1.77%	2.77%

Example: This example is intended to help you compare the cost of investing in Short Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$180	$557	$959	$2,084
Service Class	$280	$859	$1,464	$3,099

SHORT DOW 30 PROFUND

Investment Objective. Short Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If Short Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy. Short Dow 30 ProFund takes positions in financial instruments that should have similar daily return characteristics as the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Dow 30 ProFund are active investor risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Short Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 7.

Fund Performance. Short Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual ProFund Operating Expenses	1.46%	2.46%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Short Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$149	$462
Service Class	$249	$767

SHORT OTC PROFUND

Investment Objective. Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If Short OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Short OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short OTC ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and technology investment risk.

For more information on Short OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of Short OTC ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Short OTC ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2003	-37.37%

During the period covered in the bar chart, the highest return on Investor Class Shares of Short OTC ProFund for one quarter was -5.61% (quarter ended March 31, 2003) and the lowest return was -16.57% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-37.37%	-18.88%
- After Taxes on Distributions	-37.37%	-18.94%
- After Taxes on Distributions and Sale of Shares	-24.29%	-15.90%
Service Class Shares(1)	-37.98%	-19.73%	05/01/02

NASDAQ-100 Index(2)	49.49%	15.92%	05/01/02

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SOPIX)	Service Class (SOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.13%	1.13%

Total Annual ProFund Operating Expenses	1.88%	2.88%
Fee Waivers/Reimbursements*	-0.09%	-0.09%

Total Net Annual ProFund Operating Expenses	1.79%	2.79%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.79% for Investor Class Shares and 2.79% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$182	$582	$1,008	$2,194
Service Class	$282	$883	$1,510	$3,198

ULTRABEAR PROFUND

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraBear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P 500 Index. UltraBear ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBear ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraBear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBear ProFund Investor Class Shares by showing the variability of UltraBear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	-38.34%
1999	-30.54%
2000	22.15%
2001	22.65%
2002	38.11%
2003	-43.76%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was 35.33% (quarter ended September 30, 2001) and the lowest return was -32.26% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2003	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				12/22/97
- Before Taxes	-43.76%	-4.16%	-10.39%
- After Taxes on Distributions	-43.76%	-4.88%	-10.95%
- After Taxes on Distributions and Sale of Shares	-28.44%	-3.93%	-8.73%
Service Class Shares(1)	-44.32%	-5.02%	-11.09%	12/22/97

S&P 500 Index(2)	28.68%	-0.56%	4.12%	12/22/97

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (URPIX)	Service Class (URPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.90%	0.90%

Total Annual ProFund Operating Expenses	1.65%	2.65%

Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$168	$520	$897	$1,955
Service Class	$268	$823	$1,405	$2,983

ULTRASHORT MID–CAP PROFUND

Investment Objective. UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If UltraShort Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P MidCap 400 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraShort Mid-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Mid-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort Mid-Cap ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraShort Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UIPIX)	Service Class (UIPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual ProFund Operating Expenses	1.46%	2.46%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in UltraShort Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$149	$462
Service Class	$249	$767

ULTRASHORT SMALL–CAP PROFUND

Investment Objective. UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index.

If UltraShort Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraShort Small-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Small-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort Small-Cap ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraShort Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UCPIX)	Service Class (UCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual ProFund Operating Expenses	1.46%	2.46%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in UltraShort Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$149	$462
Service Class	$249	$767

ULTRASHORT DOW 30 PROFUND

Investment Objective. UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraShort Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy. UltraShort Dow 30 ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. UltraShort Dow 30 ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort Dow 30 ProFund are active investor risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraShort Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 7.

Fund Performance. UltraShort Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UWPIX)	Service Class (UWPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual ProFund Operating Expenses	1.46%	2.46%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in UltraShort Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$149	$462
Service Class	$249	$767

ULTRASHORT OTC PROFUND

Investment Objective. UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If UltraShort OTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraShort OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraShort OTC ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort OTC ProFund are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraShort OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraShort OTC ProFund Investor Class Shares by showing the variability of UltraShort OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1999	-80.36%
2000	4.25%
2001	-7.36%
2002	48.56%
2003	-62.80%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was 116.60% (quarter ended September 30, 2001) and the lowest return was -58.91% (quarter ended December 31, 1999).

Average Annual Total Returns As of December 31, 2003	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares				06/02/98
- Before Taxes	-62.80%	-36.32%	-45.43%
- After Taxes on Distributions	-62.81%	-37.29%	-46.18%
-After Taxes on Distributions and Sale of Shares	-40.82%	-25.09%	-26.61%
Service Class Shares(1)	-63.15%	-36.91%	-45.89%	06/02/98

NASDAQ-100 Index(2)	49.49%	-4.28%	3.98%	06/02/98

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (USPIX)	Service Class (USPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.90%	0.90%

Total Annual ProFund Operating Expenses	1.65%	2.65%

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$168	$520	$897	$1,955
Service Class	$268	$823	$1,405	$2,983

UltraSector ProFunds may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	desire to add investments in economic sectors with perceived above-average growth potential.

•	actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.

•	want to gain investment exposure to a particular economic sector of the U.S. or global economy.

•     ULTRASECTOR PROFUNDS

ProFund	Index	Daily Benchmark
Banks	Dow Jones U.S. Banks Index	150%
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%
Biotechnology	Dow Jones U.S. Biotechnology Index	150%
Consumer Cyclical	Dow Jones U.S. Consumer Cyclical Sector Index	150%
Consumer Non-Cyclical	Dow Jones U.S. Consumer Non-Cyclical Sector Index	150%
Energy	Dow Jones U.S. Energy Sector Index	150%
Financial	Dow Jones U.S. Financial Sector Index	150%
Healthcare	Dow Jones U.S. Healthcare Sector Index	150%
Industrial	Dow Jones U.S. Industrial Sector Index	150%
Internet	Dow Jones Composite Internet Index	150%
Leisure Goods & Services	Dow Jones U.S. Leisure Goods & Services Index	150%
Oil Drilling Equipment & Services	Dow Jones U.S. Oil Drilling Equipment & Services Index	150%
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%
Precious Metals	Dow Jones Precious Metals Index	150%
Real Estate	Dow Jones U.S. Real Estate Index	150%
Semiconductor	Dow Jones U.S. Semiconductor Index	150%
Technology	Dow Jones U.S. Technology Sector Index	150%
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%
Utilities	Dow Jones U.S. Utilities Sector Index	150%
Wireless Communications	Dow Jones U.S. Wireless Communications Index	150%

BANKS ULTRA SECTOR PROFUND

Investment Objective. Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

If Banks UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Banks Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Banks UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Banks Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Banks UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Banks UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Banks UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Banks UltraSector ProFund is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Banks UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Banks UltraSector ProFund Investor Class Shares by showing the variability of Banks UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-10.56%
2003	46.23%

During the period covered in the bar chart, the highest return on Investor Class Shares of Banks UltraSector ProFund for one quarter was 28.11% (quarter ended June 30, 2003) and the lowest return was –21.98% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	46.23%	10.33%
- After Taxes on Distributions	43.39%	8.54%
- After Taxes on Distributions and Sale of Shares	29.60%	7.57%
Service Class Shares(1)	45.04%	9.46%	09/04/01

S&P 500 Index(2)	28.68%	0.88%	09/04/01
Dow Jones U.S. Banks Index(2)	32.94%	11.56%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BKPIX)	Service Class (BKPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	3.88%	3.88%

Total Annual ProFund Operating Expenses	4.63%	5.63%
Fee Waivers/Reimbursements*	-2.68%	-2.68%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$1,156	$2,121	$4,564
Service Class	$298	$1,440	$2,567	$5,325

BASIC MATERIALS ULTRA SECTOR PROFUND

Investment Objective. Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

If Basic Materials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Basic Materials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Basic Materials Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Basic Materials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Basic Materials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Basic Materials UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Basic Materials UltraSector ProFund is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Basic Materials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Basic Materials UltraSector ProFund Investor Class Shares by showing the variability of Basic Materials UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2002	-21.17%
2003	47.49%

During the period covered in the bar chart, the highest return on Investor Class Shares of Basic Materials UltraSector ProFund for one quarter was 35.03% (quarter ended December 31, 2003) and the lowest return was -34.18% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	47.49%	4.59%
- After Taxes on Distributions	47.47%	4.55%
- After Taxes on Distributions and Sale of Shares	30.88%	3.89%
Service Class Shares(1)	46.31%	4.34%	09/04/01

S&P 500 Index(2)	28.68%	0.88%	09/04/01
Dow Jones U.S. Basic Materials Sector Index(2)	35.68%	9.19%	09/04/01

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BMPIX)	Service Class (BMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.49%	1.49%

Total Annual ProFund Operating Expenses	2.24%	3.24%
Fee Waivers/Reimbursements*	-0.29%	-0.29%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$672	$1,174	$2,552
Service Class	$298	$971	$1,668	$3,520

BIOTECHNOLOGY ULTRA SECTOR PROFUND

Investment Objective. Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Biotechnology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Biotechnology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Biotechnology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Biotechnology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Biotechnology UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Biotechnology UltraSector ProFund is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Biotechnology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Biotechnology UltraSector ProFund Investor Class Shares by showing the variability of Biotechnology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-36.23%
2002	-53.68%
2003	61.72%

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology UltraSector ProFund for one quarter was 35.09% (quarter ended June 30, 2003) and the lowest return was -43.77% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	61.72%	-22.97%
- After Taxes on Distributions	61.72%	-22.97%
- After Taxes on Distributions and Sale of Shares	40.12%	-18.38%
Service Class Shares(1)	60.18%	-23.69%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Biotechnology Index(2)	42.99%	-10.34%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BIPIX)	Service Class (BIPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.18%	1.18%

Total Annual ProFund Operating Expenses	1.93%	2.93%

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$196	$606	$1,042	$2,254
Service Class	$296	$907	$1,543	$3,252

CONSUMER CYCLICAL ULTRA SECTOR PROFUND

Investment Objective. Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

If Consumer Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Consumer Cyclical UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Cyclical UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Cyclical UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Cyclical UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Cyclical UltraSector ProFund is also subject to risks faced by companies in the consumer cyclical economic sector, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Cyclical UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Cyclical UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (CYPIX)	Service Class (CYPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual ProFund Operating Expenses	1.60%	2.60%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Consumer Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

CONSUMER NON-CYCLICAL ULTRA SECTOR PROFUND

Investment Objective. Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

If Consumer Non-Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Non-Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Consumer Non-Cyclical UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Non-Cyclical UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Non-Cyclical UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Non-Cyclical UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Non-Cyclical UltraSector ProFund is also subject to risks faced by companies in the consumer non-cyclical economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Non-Cyclical UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Non-Cyclical UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (CNPIX)	Service Class (CNPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual ProFund Operating Expenses	1.60%	2.60%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Consumer Non-Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

ENERGY ULTRA SECTOR PROFUND

Investment Objective. Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Sector Index.

If Energy UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Energy Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Energy UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Energy Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Energy UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Energy UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Energy UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Energy UltraSector ProFund is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Energy UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Energy UltraSector ProFund Investor Class Shares by showing the variability of Energy UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-23.63%
2002	-25.79%
2003	32.71%

During the period covered in the bar chart, the highest return on Investor Class Shares of Energy UltraSector ProFund for one quarter was 22.15% (quarter ended December 31, 2003) and the lowest return was -28.73% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	32.71%	-6.69%
- After Taxes on Distributions	32.71%	-6.69%
- After Taxes on Distributions and Sale of Shares	21.26%	-5.61%
Service Class Shares(1)	31.34%	-7.59%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Energy Sector Index(2)	25.74%	0.90%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Energy UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ENPIX)	Service Class (ENPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.34%	1.34%

Total Annual ProFund Operating Expenses	2.09%	3.09%
Fee Waivers/Reimbursements*	-0.14%	-0.14%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Energy UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$641	$1,111	$2,410
Service Class	$298	$941	$1,608	$3,392

FINANCIAL ULTRA SECTOR PROFUND

Investment Objective. Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Sector Index.

If Financial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Financial Sector Index when Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Financial UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Financial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Financial UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Financial UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Financial UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Financial UltraSector ProFund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Financial UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Financial UltraSector ProFund Investor Class Shares by showing the variability of Financial UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-16.90%
2002	-24.88%
2003	43.50%

During the period covered in the bar chart, the highest return on Investor Class Shares of Financial UltraSector ProFund for one quarter was 26.05% (quarter ended June 30, 2003) and the lowest return was -24.82% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	43.50%	3.71%
- After Taxes on Distributions	43.50%	3.70%
- After Taxes on Distributions and Sale of Shares	28.27%	3.17%
Service Class Shares(1)	42.19%	2.79%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Financial Sector Index(2)	32.23%	8.45%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Financial UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (FNPIX)	Service Class (FNPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.52%	1.52%

Total Annual ProFund Operating Expenses	2.27%	3.27%
Fee Waivers/Reimbursements*	-0.32%	-0.32%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$679	$1,186	$2,581
Service Class	$298	$977	$1,680	$3,546

HEALTHCARE ULTRA SECTOR PROFUND

Investment Objective. Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Sector Index.

If Healthcare UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Healthcare Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Healthcare UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Healthcare Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Healthcare UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Healthcare UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Healthcare UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Healthcare UltraSector ProFund is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Healthcare UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Healthcare UltraSector ProFund Investor Class Shares by showing the variability of Healthcare UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-24.26%
2002	-35.41%
2003	25.34%

During the period covered in the bar chart, the highest return on Investor Class Shares of Healthcare UltraSector ProFund for one quarter was 15.74% (quarter ended June 30, 2003) and the lowest return was -26.07% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	25.34%	-9.78%
- After Taxes on Distributions	25.34%	-9.78%
- After Taxes on Distributions and Sale of Shares	16.47%	-8.14%
Service Class Shares(1)	24.33%	-10.64%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Healthcare Sector Index(2)	19.43%	-1.99%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (HCPIX)	Service Class (HCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	2.79%	2.79%

Total Annual ProFund Operating Expenses	3.54%	4.54%
Fee Waivers/Reimbursements*	-1.59%	-1.59%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Healthcare UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$938	$1,700	$3,705
Service Class	$298	$1,229	$2,168	$4,555

INDUSTRIAL ULTRA SECTOR PROFUND

Investment Objective. Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrial Sector Index.

If Industrial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Industrial Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Industrial UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Industrial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Industrial UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Industrial UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Industrial UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Industrial UltraSector ProFund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Industrial UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Industrial UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (IDPIX)	Service Class (IDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual ProFund Operating Expenses	1.60%	2.60%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Industrial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

INTERNET ULTRA SECTOR PROFUND

Investment Objective. Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

If Internet UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Composite Internet Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Internet UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Composite Internet Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Internet UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Internet UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Internet UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Internet UltraSector ProFund is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Internet UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Internet UltraSector ProFund Investor Class Shares by showing the variability of Internet UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-76.35%
2002	-58.27%
2003	128.91%

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was 94.32% (quarter ended December 31, 2001) and the lowest return was -70.02% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	128.91%	-54.59%
- After Taxes on Distributions	128.91%	-54.59%
- After Taxes on Distributions and Sale of Shares	83.79%	-36.38%
Service Class Shares(1)	126.72%	-55.16%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones Composite Internet Index(2)	81.73%	-33.31%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (INPIX)	Service Class (INPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.99%	0.99%

Total Annual ProFund Operating Expenses	1.74%	2.74%

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$177	$548	$944	$2,052
Service Class	$277	$850	$1,450	$3,070

L EISURE GOODS & SERVICES ULTRA SECTOR PROFUND

Investment Objective. Leisure Goods & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods & Services Index.

If Leisure Goods & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Leisure Goods & Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Leisure Goods & Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Leisure Goods & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Leisure Goods & Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Leisure Goods & Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Leisure Goods & Services UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Leisure Goods & Services UltraSector ProFund is also subject to risks faced by companies in the leisure goods and services industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Leisure Goods & Services UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. Leisure Goods & Services UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Leisure Goods & Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual ProFund Operating Expenses	1.60%	2.60%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Leisure Goods & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

OIL DRILLING EQUIPMENT & SERVICES ULTRA SECTOR PROFUND

Investment Objective. Oil Drilling Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index.

If Oil Drilling Equipment & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil Drilling Equipment & Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when Index declines on a given day.

Principal Investment Strategy. Oil Drilling Equipment & Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil Drilling Equipment & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil Drilling Equipment & Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil Drilling Equipment & Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Oil Drilling Equipment & Services UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil Drilling Equipment & Services UltraSector ProFund is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil Drilling Equipment & Services UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. Oil Drilling Equipment & Services UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Oil Drilling Equipment & Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual ProFund Operating Expenses	1.60%	2.60%

*	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in Oil Drilling Equipment & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

PHARMACEUTICALS ULTRA SECTOR PROFUND

Investment Objective. Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

If Pharmaceuticals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as Dow Jones U.S. Pharmaceuticals Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Pharmaceuticals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Pharmaceuticals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Pharmaceuticals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Pharmaceuticals UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Pharmaceuticals UltraSector ProFund is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Pharmaceuticals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Pharmaceuticals UltraSector ProFund Investor Class Shares by showing the variability of Pharmaceuticals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-28.80%
2002	-34.89%
2003	7.80%

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was 11.49% (quarter ended December 31, 2002) and the lowest return was -27.70% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/28/00
- Before Taxes	7.80%	-14.36%
- After Taxes on Distributions	7.80%	-14.36%
- After Taxes on Distributions and Sale of Shares	5.07%	-11.81%
Service Class Shares(1)	7.02%	-15.06%	06/28/00

S&P 500 Index(2)	28.68%	-5.95%	06/28/00
Dow Jones U.S. Pharmaceuticals Index(2)	9.45%	-5.17%	06/28/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PHPIX)	Service Class (PHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.45%	1.45%

Total Annual ProFund Operating Expenses	2.20%	3.20%
Fee Waivers/Reimbursements*	-0.25%	-0.25%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$664	$1,157	$2,514
Service Class	$298	$963	$1,652	$3,486

PRECIOUS METALS ULTRA SECTOR PROFUND

Investment Objective. Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

If Precious Metals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as its benchmark Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Precious Metals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) its benchmark index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Precious Metals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Precious Metals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Precious Metals UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Precious Metals UltraSector ProFund is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on Precious Metals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of Precious Metals UltraSector ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Precious Metals UltraSector ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during periods when Precious Metals UltraSector ProFund sought daily investment results that corresponded to the Philadelphia Stock Exchange® Gold/Silver SectorTM Index.

Annual Return as of December 31

2003	58.67%

During the period covered in the bar chart, the highest return on Investor Class Shares of Precious Metals UltraSector ProFund for one quarter was 28.44% (quarter ended December 31, 2003) and the lowest return was -20.03% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	58.67%	12.50%
- After Taxes on Distributions	58.67%	12.50%
- After Taxes on Distributions and Sale of Shares	38.14%	10.68%
Service Class Shares(1)	57.17%	11.51%	06/03/02

S&P 500 Index(2)	28.68%	6.22%	06/03/02
Philadelphia Stock Exchange® Gold/Silver SectorTM Index(2)(3)	43.95%	17.32%	06/03/02

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

(3)	The index underlying the Precious Metals UltraSector ProFund’s benchmark will change from the Philadelphia Stock Exchange Gold/Silver Sector Index to the Dow Jones Precious Metals Index on June 18, 2004.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PMPIX)	Service Class (PMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.94%	0.94%

Total Annual ProFund Operating Expenses	1.69%	2.69%

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$172	$533	$918	$1,998
Service Class	$272	$835	$1,425	$3,022

REAL ESTATE ULTRA SECTOR PROFUND

Investment Objective. Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

If Real Estate UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Real Estate UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Real Estate UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Real Estate UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Real Estate UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Real Estate UltraSector ProFund is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment rust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Real Estate UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Real Estate UltraSector ProFund Investor Class Shares by showing the variability of Real Estate UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	9.11%
2002	-6.82%
2003	49.87%

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was 18.07% (quarter ended June 30, 2003) and the lowest return was –15.94% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	49.87%	16.76%
- After Taxes on Distributions	46.37%	13.19%
- After Taxes on Distributions and Sale of Shares	31.90%	12.07%
Service Class Shares(1)	47.80%	15.47%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Real Estate Index(2)	36.89%	17.63%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (REPIX)	Service Class (REPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.09%	1.09%

Total Annual ProFund Operating Expenses	1.84%	2.84%

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$187	$579	$995	$2,159
Service Class	$287	$880	$1,499	$3,166

SEMICONDUCTOR ULTRA SECTOR PROFUND

Investment Objective. Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Semiconductor UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Semiconductor UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Semiconductor Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Semiconductor UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Semiconductor UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Semiconductor UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Semiconductor UltraSector ProFund is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Semiconductor UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Semiconductor UltraSector ProFund Investor Class Shares by showing the variability of Semiconductor UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-33.41%
2002	-70.07%
2003	146.56%

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was 69.31% (quarter ended December 31, 2001) and the lowest return was -51.44% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	146.56%	-42.27%
- After Taxes on Distributions	146.56%	-42.27%
- After Taxes on Distributions and Sale of Shares	95.27%	-30.82%
Service Class Shares(1)	144.04%	-42.87%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Semiconductor Index(2)	94.38%	-22.01%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SMPIX)	Service Class (SMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.01%	1.01%

Total Annual ProFund Operating Expenses	1.76%	2.76%

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$179	$554	$954	$2,073
Service Class	$279	$856	$1,459	$3,090

TECHNOLOGY ULTRASECTOR PROFUND

Investment Objective. Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

If Technology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Technology Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Technology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Technology Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Technology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Technology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Technology UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Technology UltraSector ProFund is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Technology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Technology UltraSector ProFund Investor Class Shares by showing the variability of Technology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-51.45%
2002	-57.06%
2003	71.32%

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was 53.93% (quarter ended December 31, 2001) and the lowest return was -52.49% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	71.32%	-43.04%
- After Taxes on Distributions	71.32%	-43.04%
- After Taxes on Distributions and Sale of Shares	46.36%	-31.23%
Service Class Shares(1)	69.94%	-43.34%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Technology Sector Index(2)	51.04%	-24.04%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TEPIX)	Service Class (TEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.44%	1.44%

Total Annual ProFund Operating Expenses	2.19%	3.19%
Fee Waivers/Reimbursements*	-0.24%	-0.24%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$662	$1,153	$2,505
Service Class	$298	$961	$1,648	$3,478

TELECOMMUNICATIONS ULTRA SECTOR PROFUND

Investment Objective. Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

If Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Sector Index when the Index rises on a given day, and should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Telecommunications Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Telecommunications UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Telecommunications UltraSector ProFund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Telecommunications UltraSector ProFund Investor Class Shares by showing the variability of Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-26.37%
2002	-54.43%
2003	0.39%

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was 55.02% (quarter ended December 31, 2002) and the lowest return was -39.32% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	0.39%	-39.23%
- After Taxes on Distributions	0.20%	-39.27%
- After Taxes on Distributions and Sale of Shares	0.37%	-29.13%
Service Class Shares(1)	-0.33%	-39.74%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Telecommunications Sector Index(2)	7.33%	-22.49%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TCPIX)	Service Class (TCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	2.47%	2.47%

Total Annual ProFund Operating Expenses	3.22%	4.22%
Fee Waivers/Reimbursements*	-1.27%	-1.27%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$873	$1,573	$3,435
Service Class	$298	$1,166	$2,048	$4,313

UTILITIES ULTRA SECTOR PROFUND

Investment Objective. Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

If Utilities UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Utilities Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Utilities UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Utilities Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Utilities UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Utilities UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Utilities UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Utilities UltraSector ProFund is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Utilities UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Utilities UltraSector ProFund Investor Class Shares by showing the variability of Utilities UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-42.65%
2002	-37.00%
2003	29.69%

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was 28.31% (quarter ended June 30, 2003) and the lowest return was –31.36% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			07/26/00
- Before Taxes	29.69%	-11.46%
- After Taxes on Distributions	29.56%	-11.67%
- After Taxes on Distributions and Sale of Shares	19.38%	-9.63%
Service Class Shares(1)	28.38%	-12.21%	07/26/00

S&P 500 Index(2)	28.68%	-6.05%	07/26/00
Dow Jones U.S. Utilities Sector Index(2)	24.91%	-1.78%	07/26/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UTPIX)	Service Class (UTPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.42%	1.42%

Total Annual ProFund Operating Expenses	2.17%	3.17%
Fee Waivers/Reimbursements*	-0.22%	-0.22%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$658	$1,144	$2,486
Service Class	$298	$957	$1,640	$3,461

WIRELESS COMMUNICATIONS ULTRA SECTOR PROFUND

Investment Objective. Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index.

If Wireless Communications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Wireless Communications Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Wireless Communications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Wireless Communications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Wireless Communications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Wireless Communications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Wireless Communications UltraSector ProFund are active investor risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Wireless Communications UltraSector ProFund is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Wireless Communications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Wireless Communications UltraSector ProFund Investor Class Shares by showing the variability of Wireless Communications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-41.65%
2002	-80.37%
2003	65.60%

During the period covered in the bar chart, the highest return on Investor Class Shares of Wireless Communications UltraSector ProFund for one quarter was 49.32% (quarter ended December 31, 2002) and the lowest return was –59.21% (quarter ended March 31, 2002).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	65.60%	-56.18%
- After Taxes on Distributions	65.60%	-56.18%
- After Taxes on Distributions and Sale of Shares	42.64%	-36.94%
Service Class Shares(1)	62.95%	-56.70%	06/19/00

S&P 500 Index(2)	28.68%	-6.47%	06/19/00
Dow Jones U.S. Wireless Communications Index(2)	50.20%	-35.80%	06/19/00

(1)	Reflects no deduction for taxes.

(2)	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Wireless Communications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (WCPIX)	Service Class (WCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.40%	1.40%

Total Annual ProFund Operating Expenses	2.15%	3.15%
Fee Waivers/Reimbursements*	-0.20%	-0.20%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Wireless Communications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$198	$654	$1,136	$2,467
Service Class	$298	$953	$1,632	$3,444

Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

U.S. Government Plus ProFund may also be appropriate for investors who:

•	expect the price on the most recently issued 30-year U.S. Treasury Bond to increase.

Rising Rates Opportunity ProFund® may also be appropriate for investors who:

•	expect the price on the most recently issued 30-year U.S. Treasury Bond to decrease.

•	are attempting to hedge the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

•     BOND BENCHMARKED PROFUNDS

ProFund	Security	Daily Benchmark
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse

U.S. GOVERNMENT PLUS PROFUND

Investment Objective. U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise.

If U.S. Government Plus ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy. U.S. Government Plus ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics. U.S. Government Plus ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in U.S. Government Plus ProFund are active investor risk, market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, repurchase agreement risk and volatility risk.

An investment in U.S. Government Plus ProFund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on U.S. Government Plus ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of U.S. Government Plus ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in U.S. Government Plus ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2003	-3.13%

During the period covered in the bar chart, the highest return on Investor Class Shares of U.S. Government Plus ProFund for one quarter was 5.94% (quarter ended June 30, 2003) and the lowest return was -5.43% (quarter ended September 30, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-3.13%	7.88%
- After Taxes on Distributions	-4.55%	5.92%
- After Taxes on Distributions and Sale of Shares	-2.02%	5.56%
Service Class Shares(1)	-4.17%	6.70%	05/01/02

Lehman Brothers U.S. Treasury: Long-Term Total Return Index(2)	2.20%	9.40%	05/01/02
Most recently issued Long Bond(2)(3)	0.77%	9.71%	05/01/02

(1)	Reflects no deduction for taxes.

(2)	The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $150 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes.

(3)	Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of U.S. Government Plus ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (GVPIX)	Service Class (GVPSX)
Investment Advisory Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.07%	1.07%

Total Annual ProFund Operating Expenses	1.57%	2.57%
Fee Waivers/Reimbursements*	-0.28%	-0.28%

Total Net Annual ProFund Operating Expenses	1.29%	2.29%

*	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.29% for Investor Class Shares and 2.29% for Service Class Shares through December 31, 2004. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in U.S. Government Plus ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$131	$468	$829	$1,844
Service Class	$232	$773	$1,340	$2,884

RISING RATES OPPORTUNITY PROFUND®

Investment Objective. Rising Rates Opportunity ProFund® seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

Principal Investment Strategy. Rising Rates Opportunity ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily return of the Long Bond. Rising Rates Opportunity ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in Rising Rates Opportunity ProFund are active investor risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on Rising Rates Opportunity ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart below shows the performance of Rising Rates Opportunity ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Rising Rates Opportunity ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2003	-3.71%

During the period covered in the bar chart, the highest return on Investor Class Shares of Rising Rates Opportunity ProFund for one quarter was 3.51% (quarter ended September 30, 2003) and the lowest return was -7.03% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-3.71%	-13.29%
- After Taxes on Distributions	-3.71%	-13.29%
- After Taxes on Distributions and Sale of Shares	-2.41%	-11.21%
Service Class Shares(1)	-4.61%	-13.90%	05/01/02

Lehman Brothers U.S. Treasury: Long-Term Index(2)	2.20%	9.40%	05/01/02
Most recently issued Long Bond(2)(3)	0.77%	9.71%	05/01/02

(1)	Reflects no deduction for taxes.

(2)	The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $150 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes.

(3)	Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RRPIX)	Service Class (RRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	0.82%	0.82%

Total Annual ProFund Operating Expenses	1.57%	2.57%

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$160	$496	$855	$1,867
Service Class	$260	$799	$1,365	$2,905

Money Market ProFund may be appropriate for investors who:

•	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

•	seek current income consistent with liquidity and preservation of capital.

•     MONEY MARKET PROFUND

MONEY MARKET PROFUND

Investment Objective. Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy. Money Market ProFund pursues its investment objective through a “master feeder” arrangement. Money Market ProFund invests all of its assets in the Scudder Cash Management Portfolio (the “Portfolio”), a separate investment company managed by Deutsche Asset Management, Inc. with an identical investment objective. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities, repurchase agreements and asset-backed securities.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations and may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

•	have received the highest short-term rating from two nationally recognized statistical rating organizations;

•	have received the highest short-term rating from one rating organization (if only one organization rates the security);

•	if unrated, are determined to be of similar quality by the Portfolio’s investment adviser; or

•	have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by the Portfolio’s investment adviser.

Principal Risk Considerations. The principal risks of investing in Money Market ProFund are market risk, active investor risk, interest rate risk, debt instrument risk and repurchase agreement risk. In addition, Money Market ProFund is also subject to the following risks:

•	Credit Risk: A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Portfolio only buys high quality securities with minimal credit risk. The Portfolio primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

•	Security Selection Risk: While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio’s yield to lag behind those of similar money market funds.

•	Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

•	Financial Services Industry Concentration Risk: Because the Portfolio invests more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Money Market ProFund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that Money Market ProFund will do so, and you could lose money by investing in this ProFund.

For more information on Money Market ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 6.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Money Market ProFund Investor Class Shares by showing the variability of Money Market ProFund returns from year to year. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

1998	4.84%
1999	4.48%
2000	5.74%
2001	3.28%
2002	0.94%
2003	0.31%

During the period covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was 1.51% (quarter ended September 30, 2000) and the lowest return was 0.05% (quarter ended December 31, 2003).

Average Annual Total Returns As of December 31, 2003	One Year	5 Years	Since Inception	Inception Date
Investor Class Shares	0.31%	2.93%	3.28%	11/17/97
Service Class Shares	0.05%	2.08%	2.33%	11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2003 was 0.40% for Investor Class Shares and 0.03% for Service Class Shares.

Master Feeder Structure. Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to their investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market ProFund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders’ best interests.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Money Market ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee	$10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses* (as a percentage of average daily net assets)	Investor Class (MPIXX)	Service Class (MPSXX)
Investment Advisory Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.00%	1.00%**
Other Expenses	0.78%	0.78%

Total Annual ProFund Operating Expenses	0.93%	1.93%

*	Reflects the expenses of both Money Market ProFund and the Portfolio.

**	Distribution and service fees incurred by the Service Class were reduced during the period ended December 31, 2003. This reduction may continue during the current fiscal year and may be terminated at any time. The expense reflected in the table is the maximum fee that the Fund may charge.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$95	$296	$515	$1,143
Service Class	$196	$606	$1,042	$2,254

•    GENERAL PROFUNDS INFORMATION

“The price at which you purchase, redeem and exchange shares is the next computed net asset value (NAV) per share next calculated after your transaction request is received in good order.”

GENERAL PROFUNDS INFORMATION

CALCULATING SHARE PRICES

The price at which you purchase, redeem and exchange shares is the next computed net asset value (NAV) per share next calculated after your transaction request is received in good order. Each ProFund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each ProFund, other than U.S. Government Plus ProFund and Rising Rates Opportunity ProFund, normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) every day the NYSE is open for business.

U.S. Government Plus ProFund and Rising Rates Opportunity ProFund normally calculate their daily share prices for each class of shares at the close of trading on the NYSE (normally 4:00 p.m. Eastern time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a ProFund’s portfolio investments trade in markets on days when a ProFund is not open for business, the value of the ProFund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund is open for business. If the exchange or market on which a ProFund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds may close early on the day before certain holidays and the day after Thanksgiving. U.S. Government Plus ProFund and Rising Rates Opportunity ProFund may also close early when the Bond Market Association recommends an early close of the bond markets. On such days, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund will cease taking transaction requests including requests to exchange to or from other ProFunds.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2004, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern time: Friday, January 2; Friday, January 16; Friday, February 13; Thursday, April 8; Friday, May 28; Friday, July 2; Friday, September 3; Friday, October 8; Wednesday, November 24; Friday, November 26; Thursday, December 23 and Friday, December 31. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. U.S. Government Plus ProFund and Rising Rates Opportunity ProFund will close as of the close of open auction of the 30-year U.S. Treasury Bond futures on the Chicago Board of Trade (typically one hour before the Bond Market Associatios proposed early close).

A ProFund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund sold it. See the ProFunds Statement of Additional Information for more details.

Money Market ProFund uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains
ProFund Name	Accrued	Paid	Paid
Money Market	Daily	Monthly	Annually*
U.S. Government Plus	Daily	Monthly	Annually*
Real Estate UltraSector	Quarterly	Quarterly	Annually*
All other ProFunds	Annually	Annually	Annually

*	Money Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund reserve the right to include in a dividend any short-term capital gains on securities that they sell.

ProFunds does not announce dividend distribution dates in advance. Each ProFund may declare additional capital gains distributions during a year.

Each ProFund will reinvest distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request distributions in cash (by check, wire or ACH).

By selecting the distribution by check option, the shareholder agrees to the following conditions:

•	If a shareholder elects to receive distributions by check or wire, each ProFund will, nonetheless, automatically reinvest such distributions in additional shares of such ProFund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH or reinvest such distribution in shares of another ProFund regardless of amount.

•	Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund; and

•	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed.

Earning Dividends

•	Money Market ProFund shares begin to earn dividends on the day ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order. Money Market ProFund may revise its policies, postpone the payment of dividends and interest, or take other actions in order to maintain a constant NAV of $1.00 per share.

•	U.S. Government Plus ProFund shares begin to earn dividends on the first business day following the day that ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order.

•	U.S. Government Plus ProFund and Money Market ProFund shares purchased by check begin to earn dividends the first business day following the day the check is received in good order by ProFunds’ transfer agent. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds’ transfer agent has processed a redemption of those shares.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for more information.

•	A ProFund does not ordinarily pay federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders.

•	Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. For federal income tax purposes, distributions of net investment income to taxable U.S. investors are generally taxable as ordinary income.

•	Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested.

•	Distributions of gains from investments that a ProFund owned for more than 12 months and that are properly designated by the ProFund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a ProFund owned for 12 months or less will be taxable as ordinary income. Distributions may also be subject to state and local taxes.

•	Whether a distribution of capital gains by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on how long a ProFund has owned the investments generating the distribution, not on how long an investor has owned shares of the ProFund. Distributions are taxable even if they are paid from income or gains earned by a ProFund prior to the investors purchase of the ProFund shares (which income or gains were thus included in the price paid for the ProFund shares).

•	For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a ProFund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and Fund level.

•	If shareholders redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares.

•	Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year are generally taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

•	If shareholders exchange shares of one ProFund for shares of another ProFund, this will be treated as a sale of ProFund shares and any gain on the transaction may be subject to federal income tax.

•	Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate income tax brackets – for taxable years beginning on or before December 31, 2008.

•	Distributions from investments in securities of foreign issues, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a ProFund’s yield on those securities would decrease.

•	A ProFund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. Shareholders may also be subject to a $50 fee to reimburse a ProFund for any penalty that the IRS may impose.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

INDEX INFORMATION

A description of the indices currently underlying each ProFund’s benchmark are set forth below.

The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index of 500 U.S. operating companies and REITS selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis.

The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis. As of March 31, 2004, the S&P MidCap 400 Index included companies with capitalizations between $416.6 million and $11.9 billion.

The Russell 2000 Index is a measure small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index, however, as of August 31, 2004, new issue securities meeting other membership requirements may be added on a quarterly basis. As of March 31, 2004, the Russell 2000 Index included companies with capitalizations between $22.0 million and $2.9 billion.

The NASDAQ-100 Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology. Reconstitution and rebalancing occurs on an annual, quarterly, and ongoing basis.

The Dow Jones Industrial Average (DJIA) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The S&P 500/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book as determined before each semiannual rebalance date. As of March 31, 2004, the S&P 500/Barra Value Index included 339 companies with capitalizations between $925.3 million and $272.7 billion.

The S&P 500/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2004, the S&P 500/Barra Growth Index included 161 companies with capitalizations between $1.2 billion and $307.6 billion.

The S&P MidCap 400/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2004, the S&P MidCap 400/Barra Value Index included 227 companies with capitalizations between $492.4 million and $8.2 billion.

The S&P MidCap 400/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2004, the S&P MidCap 400/Barra Growth Index included 173 companies with capitalizations between $416.5 million and $11.9 billion.

The S&P SmallCap 600/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a capitalization weighted index of 600 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2004, the S&P SmallCap 600/Barra Value Index included 371 companies with capitalizations between $62.5 million and $2.3 billion.

The S&P SmallCap 600/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a capitalization weighted index of 600 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2004, the S&P SmallCap 600/Barra Growth Index included 229 companies with capitalizations between $89.8 million and $2.9 billion.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2004, the ProFunds Europe 30 Index included companies with capitalizations between $2.7 billion and $99.1 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The Nikkei 225 Stock Average (Nikkei) is a modified price-weighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei is calculated from the prices of the 225 Tokyo Stock Exchange (TSE) First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Nikkei are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, considers company specific information and the overall composition of the Index.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2004, the average capitalization of the Index was approximately $5.9 billion.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2004, the average capitalization of the Index was approximately $4.6 billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2004, the average capitalization of the Index was approximately $3.6 billion.

The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, auto parts, tires, casinos, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics. As of March 31, 2004, the average capitalization of the Index was approximately $5.8 billion.

The Dow Jones U.S. Consumer Non-Cyclical Sector Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products. As of March 31, 2004, the average capitalization of the Index was approximately $10.2 billion.

The Dow Jones U.S. Energy Sector Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2004, the average capitalization of the Index was approximately $9.2 billion.

The Dow Jones U.S. Financial Sector Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of March 31, 2004, the average capitalization of the Index was approximately $8.4 billion.

The Dow Jones U.S. Healthcare Sector Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2004, the average capitalization of the Index was approximately $8.9 billion.

The Dow Jones U.S. Industrial Sector Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2004, the average capitalization of the Index was approximately $5.4 billion.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce—companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services—companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2004, the average capitalization of the Index was approximately $2.4 billion.

The Dow Jones U.S. Leisure Goods & Services Index measures the performance of the leisure goods and services industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2004, the average capitalization of the Index was approximately $3.9 billion.

The Dow Jones U.S. Oil Drilling Equipment & Services Index measures the performance of the oil drilling equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2004, the average capitalization of the Index was approximately $3.7 billion.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2004, the average capitalization of the Index was approximately $26.3 billion.

The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted market-capitalization weighted index with an average capitalization as of March 31, 2004 of approximately $5.9 billion.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2004, the average capitalization of the Index was approximately $2.6 billion.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2004, the average capitalization of the Index was approximately $6.6 billion.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2004, the average capitalization of the Index was approximately $7.2 billion.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2004, the average capitalization of the Index was approximately $17.6 billion.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2004, the average capitalization of the Index was approximately $4.8 billion.

The Dow Jones U.S. Wireless Communications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2004, the average capitalization of the Index was approximately $8.8 billion.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P Small-Cap 600,” “Standard &Poor’s Small-Cap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/BarraGrowth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” “DJIA,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. The ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

Dow Jones does not:

•	Sponsor, endorse, sell or promote Dow 30 ProFund, UltraDow 30 ProFund, Short Dow 30 ProFund, UltraShort Dow 30 ProFund or UltraSector ProFunds (together, the “ProFunds”).

•	Recommend that any person invest in the ProFunds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

•	Have any responsibility or liability for the administration, management of marketing of the ProFunds.

•	Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

•	SHAREHOLDER SERVICES GUIDE

“Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund.”

SHAREHOLDER SERVICES GUIDE

You may purchase shares using any of the following methods.	How to Make An Initial Purchase	How to Purchase Additional Shares
Fund Minimums (all account types)	The minimum initial investment amounts are: • $5,000 for discretionary accounts controlled by a financial professional. • $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.

By Mail	Step 1: Complete a New Account Form (see “Completing your New Account Form” on page .)

Step 1:

Complete an investment slip, which is attached to your transaction confirmation statement. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the ProFund you wish to purchase and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2: Make your check payable to ProFunds. Write the name of the ProFund in which you wish to invest and your account number, if known, on the check.

	Step 3: Send the signed New Account Form and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800	Step 3: Send the investment slip and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800

By Wire	Step 1: Complete a New Account Form (see “Completing your New Account Form” on page .)

Step 1:

Call ProFunds to inform us of:

•      your account number,

•      the amount to be wired, and

•      the ProFund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Step 2:

Fax the New Account Form to (800) 782-4797 (toll-free) or (614) 470-8718. Call ProFunds to:

•      confirm receipt of the faxed New Account Form,

•      request your new account number, and

•      receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Send the original, signed New Account Form to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

Step 2: Contact your bank to initiate your wire transfer.

Step 3:

Instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA #: 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), your ProFunds account number and your ProFunds confirmation number.

Your wire normally must be received and accepted by ProFunds between 8:00 a.m. and 3:30 p.m., Eastern Time for all Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds, and between 8:00 a.m. and 3:10 p.m., Eastern Time for all UltraSector ProFunds to purchase shares the day of the wire transfer. Wires received after cut-off time may be rejected; however, ProFunds reserves the right to process wire purchases at other designated cut-off times under special circumstances. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:10 p.m. or by 3:30 p.m., Eastern Time depending on the ProFunds purchased. ProFunds is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that a Fund calculates its NAV earlier than normal, ProFunds reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares
Minimum	At least $1,000 from a ProFund within a self-directed account or, if less, for that ProFund’s entire current value.

By Mail

Send a signed letter to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

The letter should include information necessary to process your request as described on page 128. ProFunds may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page 130] or call ProFunds for additional information.

By Telephone

ProFunds’ Shareholder Services Representative:

(888) 776-3637 or (614) 470-8122 - Individual Investors only

(888) 776-5717 - Financial Professionals and Institutions only

Interactive Voice Response System (IVR):

Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet (exchanges only)

www.profunds.com

Select the “Access Account” navigation bar and then select “Individual Account.” Follow the step-by-step instructions. Please make sure you receive and record your confirmation number for later reference. Your transaction is not effective until you have received a confirmation number from ProFunds.

Through a Financial Professional	Contact your financial professional with your instructions.

CONTACT INFORMATION

By Telephone:	(888) 776-3637 or (614) 470-8122 – Individual Investors only (888) 776-5717 – Institutions and Financial Professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	www.profunds.com

Regular mail:	ProFunds P.O. Box 182800 Columbus, OH 43218-2800

Overnight mail:	ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

OPENING A NEW ACCOUNT

ProFunds offers two classes of shares: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly through ProFunds Distributors, Inc. or through authorized financial professionals. Service Class Shares may only be purchased through authorized financial professionals and have service and distribution expenses not found in Investor Class Shares. There is a separate New Account Form for each class of shares. Please ensure you have the correct New Account Form before completing it.

ProFund Accounts

To open a ProFund mutual fund account, you will need to complete a New Account Form. You should also read this Prospectus carefully prior to opening your account. Contact ProFunds to request a New Account Form or download a New Account Form from ProFunds’ Internet website. For guidelines to help you complete the Form, see instructions on this page.

Retirement Plan Accounts

The ProFunds sponsor several types of Individual Retirement Accounts (“IRAs”) and tax sheltered annuities (TSA or 403(b)(7) plans). The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, ProFunds does not sponsor these plans nor does ProFunds provide retirement reporting for these types of plans. Please visit the ProFunds Internet website or contact ProFunds for a retirement account application.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in ProFunds.

Completing your New Account Form

•	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.

•	Attach the title page and signature page of trust documents when establishing a trust account. Contact ProFunds for information on what is required on each page.

•	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

•	You must provide a street address (ProFunds does not accept P.O. Box only addresses, however APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.

•	You must designate the ProFund(s) to which your initial investment will be directed or the investment will be made in Money Market ProFund.

•	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by ProFunds and/or its agents to verify the identity of the persons opening an account. If this information is not provided, ProFunds may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, transaction orders, including purchases, exchanges and redemptions may be suspended, restricted, canceled or processed and the proceeds may be withheld.

PURCHASING SHARES

ProFunds offers you the options to send purchase orders by mail or fax and to send purchase proceeds by check or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment received by stated cut-off times, and for new accounts, a properly completed New Account Form. ProFunds cannot accept wire purchases on bank holidays. ProFunds and ProFunds Distributors, Inc. may reject any purchase request, in whole or in part, for any reason.

Important information you should know when you Purchase Shares:

•	Instructions, written or by telephone, given to ProFunds for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by ProFunds. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted ProFunds and received a confirmation number, and (iii) ProFunds receives and accepts your wire during ProFunds wire processing times noted in the chart on page 129 and further described under “Additional Shareholder Information.”

•	Although ProFunds does not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.

•	Any New Account Form, check or wire order received that does not designate a specific ProFund will be used to purchase shares (i) in the ProFund in your existing account if you have an investment in only one ProFund, or (ii) in Money Market ProFund, if you are initially opening an account or have more than one ProFund investment. If the New Account Form does not designate a share class, your investment will be made in the Investor Class. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, to an existing active ProFund account, or for checks or wires being returned or rejected. If the check or wire cannot be identified, it may be returned or rejected. Checks submitted to ProFunds will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.

•	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.

•	ProFunds will ordinarily cancel your purchase order if your bank does not honor your check for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

EXCHANGING SHARES

Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund. Exchange requests, like any other share transaction, are subject to ProFunds transaction cut-off times described on the next page.

ProFunds will need the following information to process your exchange:

•	the account number applicable to the exchange transaction request.

•	the number of shares, percentage, or the dollar value of the shares you wish to exchange.

•	the ProFund you are exchanging from and the ProFund you are exchanging into.

Important information you should know when you Exchange Shares:

•	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.

•	ProFunds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the ProFund from which you are exchanging.

•	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective ProFunds after the ProFunds have received your exchange request in good order.

•	The exchange privilege may be modified or discontinued at any time.

•	Before exchanging into a ProFund, please read the Prospectus.

REDEEMING SHARES

You may redeem all or part of your shares at the NAV next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

ProFunds will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the ProFund(s);

•	your daytime telephone number;

•	the dollar amount, percentage or number of shares being redeemed; and

•	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

•	By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

•	By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds.

•	By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds.

Important information you should know when you sell shares:

•	ProFund shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.

•	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your ProFunds account, you must make the request in writing. The signatures of registered owners must be guaranteed (see “Signature Guarantees” on page 130).

•	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount or your request may be treated as a complete redemption of the account.

•	ProFunds normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check or through ProFunds’ automatic investment plan, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.

•	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call ProFunds to request a retirement account distribution form or download the form from the ProFunds’ Internet website.

•	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds’ investors. Proceeds cannot be sent by wire or ACH on bank holidays.

ADDITIONAL SHAREHOLDER INFORMATION

Account Minimums

Account minimums apply to all accounts with ProFunds, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, ProFunds reserves the right to modify its minimum account requirements at any time with or without prior notice.

ProFunds reserves the right to involuntarily redeem an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by ProFunds’ transfer agent, distributor, or authorized agent. Transaction orders in ProFund accounts must be received in good order by the ProFunds’ transfer agent or distributor before identified cut-off times to be processed at that business day’s NAV. Certain financial intermediaries may impose cut-off times different from those described below. Wires received after a ProFund’s cut-off time will generally be rejected. A completed New Account Form does not constitute a purchase order until the transfer agent deems it to be in good order, verifies your identity, processes the New Account Form and receives correct payment by check or wire transfer.

Method	PROFUND	Normal Cut-Off Time (Eastern Time)	Additional Transaction Information (Eastern Time)
By Mail	All ProFunds	4:00 p.m.

By Telephone and Wire	All ProFunds (except UltraSector)	3:30 p.m. (wire purchases) 3:50 p.m. (exchanges and redemptions)	ProFunds accepts all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m through 9:00 p.m.
	UltraSector ProFunds	3:10 p.m. (wire purchases) 3:30 p.m. (exchanges and redemptions)

By Internet and IVR	All ProFunds (except UltraSector)	3:55p.m.	ProFunds accepts exchange orders at any time except between 3:55 p.m. and 4:30 p.m.

	UltraSector ProFunds	3:35p.m.	ProFunds accepts exchange orders at any time except between 3:35 p.m. and 4:30 p.m.

On any day that a Fund calculates its NAV earlier than normal, ProFunds reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A check is being mailed to an address different than the one on your account.

•	A check or wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account.

•	Other unusual situations as determined by ProFunds’ transfer agent.

ProFunds reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. ProFunds reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

About Telephone and Internet Transactions

Telephone and Internet transactions, whether initiated by a shareholder or a shareholder’s agent, are extremely convenient but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds’ agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call ProFunds for instructions.

During periods of heavy market activity or other times, it may be difficult to reach ProFunds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The ProFunds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on ProFunds’ behalf. Such purchase and redemption orders will be deemed to have been received by ProFunds at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the ProFunds may use broker dealers who sell fund shares to effect portfolio transactions, ProFunds does not consider the sale of ProFund shares as a factor when selecting broker dealers to effect portfolio transactions.

Investor Class Shares and Service Class Shares bear fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the ProFunds are included in “Other Expenses” under “Annual Fund Operating Expenses” in this prospectus.

Distribution and Service (12b-1) Fees

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees and administered by ProFunds Distributors, Inc., each ProFund may pay financial intermediaries, such as broker-dealers and investment advisers, up to 1.00% on an annualized basis of the average daily net assets attributable to Service Class Shares as reimbursement or compensation for service and distribution related activities with respect to Service Class Shares and/or shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating ProFunds Distributors, Inc. and other third parties for distribution related activities or the provision of shareholder services. This compensation is not reflected in the fees and expenses section of the fee table for each ProFund contained in this prospectus. In addition, the Distributor, ProFund Advisors and its affiliates may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. Such additional payments or other incentives may include cash bonuses, granting access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. Such additional payments may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings. Please see the Statement of Additional Information for further information relating to these payments.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund, some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds’ transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks which have been returned to ProFunds, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned to ProFunds, the proceeds will be deposited into the shareholder’s account from which the redemption was sent in Money Market ProFund.

ADDITIONAL SHAREHOLDER SERVICES

Draft Checks

You may elect to redeem shares of Money Market ProFund by draft check ($500 minimum). You are responsible for ensuring that there are sufficient proceeds in your account to cover draft checks. Please call ProFunds to establish check writing on your account. Upon receipt of a completed signature card, the service will be activated. Please allow ten business days to receive your supply of checks. There is a $25 fee for stop payment requests. A check writing option is not available for retirement account shareholders.

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 ½ years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Direct shareholders will receive quarterly ProFund statements showing the market value of their ProFund account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received.

Tax Statements

Each year, ProFunds will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans. Normally, in February of each year, ProFunds will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Electronic Document Delivery Program - PaperFreeTM

You may elect to receive your account statements and confirmations electronically through PaperFreeTM, ProFunds’ electronic document delivery service. You may also choose to receive your ProFunds prospectus, shareholder reports, and other documents electronically. To enroll for this service, please register on ProFunds’ Internet website. You may elect the PaperFree service by completing the appropriate section on the New Account Form. ProFunds will then send you a link to the enrollment site.

•	PROFUNDS MANAGEMENT

“The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.”

PROFUNDS MANAGEMENT

BOARD OF TRUSTEES AND OFFICERS

The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISER

ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund, for which it is entitled to receive annual fees equal to 0.70%, 0.90% and 0.50%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2003, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations, paid ProFund Advisors fees in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)

Bull	0.75%
Mid-Cap	0.75%
Small-Cap	0.75%
OTC	0.70%
Large-Cap Value	0.65%
Large-Cap Growth	0.75%
Mid-Cap Value	0.75%
Mid-Cap Growth	0.60%
Small-Cap Value	0.75%
Small-Cap Growth	0.75%
Europe 30	0.75%
UltraBull	0.75%
UltraMid-Cap	0.75%
UltraSmall-Cap	0.75%
UltraDow 30	0.75%
UltraOTC	0.75%
UltraJapan	0.90%
Bear	0.75%
Short Small-Cap	0.75%
Short OTC	0.75%
UltraBear	0.75%
UltraShort OTC	0.75%
Banks	0.00%
Basic Materials	0.51%
Biotechnology	0.75%
Energy	0.63%
Financial	0.48%
Healthcare	0.00%
Internet	0.75%
Pharmaceuticals	0.54%
Precious Metals	0.75%
Real Estate	0.75%
Semiconductor	0.75%
Technology	0.55%
Telecommunications	0.00%
Utilities	0.56%
Wireless Communications	0.58%
U.S. Government Plus	0.50%
Rising Rates Opportunity	0.75%

ProFund Advisors serves as investment adviser of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Investment Officer of ProFund Advisors since 2003 and Director of Portfolio from 1997-2003, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund, except Money Market ProFund, is managed by an investment team chaired by Dr. Seale.

DEUTSCHE ASSET MANAGEMENT, INC.

Money Market ProFund currently seeks its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. (“DeAM, Inc.”), with headquarters at 280 Park Avenue, New York, NY 10017. DeAM, Inc. makes the Portfolio’s investment decisions and assumes responsibility for the securities the Portfolio owns. For its services as investment adviser of the Portfolio, DeAM, Inc. is entitled to receive annual investment advisory fees equal to 0.15% of the average daily net assets of the Portfolio. During the year ended December 31, 2003, the Portfolio paid DeAM, Inc. investment advisory fees equal to 0.12%, not of waivers, of the average daily net assets of the Portfolio.

As of December 31, 2003, DeAM, Inc. had total assets of approximately $41 billion under management. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 100 Summer Street, Suite 1500, Boston, Massachusetts, acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2003, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees for management services in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)

Bull	0.15%
Mid-Cap	0.15%
Small-Cap	0.15%
OTC	0.15%
Large-Cap Value	0.13%
Large-Cap Growth	0.15%
Mid-Cap Value	0.15%
Mid-Cap Growth	0.12%
Small-Cap Value	0.15%
Small-Cap Growth	0.15%
Europe 30	0.15%
UltraBull	0.15%
UltraMid-Cap	0.15%
UltraSmall-Cap	0.15%
UltraDow 30	0.15%

UltraOTC	0.15%
UltraJapan	0.15%
Bear	0.15%
Short Small-Cap	0.15%
Short OTC	0.15%
UltraBear	0.15%
UltraShort OTC	0.15%
Banks	0.00%
Basic Materials	0.10%
Biotechnology	0.15%
Energy	0.13%
Financial	0.10%
Healthcare	0.00%
Internet	0.15%
Pharmaceuticals	0.11%
Precious Metals	0.15%
Real Estate	0.15%
Semiconductor	0.15%
Technology	0.11%
Telecommunications	0.00%
Utilities	0.11%
Wireless Communications	0.12%
U.S. Government Plus	0.15%
Rising Rates Opportunity	0.15%

During the year ended December 31, 2003, ProFund Advisors received fees equal to 0.35% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund’s relationship to the Portfolio.

If the ProFund’s Board of Trustees terminates Money Market ProFund’s master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement will be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

>    Financial Highlights

The following tables are intended to help you understand the financial history of each share class of the ProFunds for the past five years (or since inception, if shorter).

No information is presented for Dow 30 ProFund, Short Mid-Cap ProFund, Short Dow 30 ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Industrial UltraSector ProFund, Leisure Goods & Services UltraSector ProFund and Oil Drilling Equipment & Services UltraSector ProFund, as these ProFunds were not open for investment as of December 31, 2003. Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the financial statements of the ProFunds, appears in the Annual Report of the ProFunds which is available upon request.

Financial Highlights  >    136

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BULL PROFUND

Investor Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000		1999
Net asset value, beginning of period	$39.97		$53.44		$63.09		$73.20		$62.48

Investment Activities:
Net investment income (loss)	(0.01	)(b)	(0.04	)(b)	(0.04	)(b)	0.57	(b)	0.34
Net realized and unrealized gains (losses) on investments	10.47		(13.43)		(9.61)		(9.70)		10.41

Total from investment activities	10.46		(13.47)		(9.65)		(9.13)		10.75

Distributions to Shareholders from:
Net investment income	—		—		—		—		(0.02)
Net realized gains on investments	—		—		—		(0.98)		(0.01)

Total distributions	—		—		—		(0.98)		(0.03)

Net asset value, end of period	$50.43		$39.97		$53.44		$63.09		$73.20

Total Return	26.17%		(25.21)%		(15.30)%		(12.48)%		17.18%
Ratios to Average Net Assets:
Gross expenses	1.72%		1.85%		2.03%		1.54%		1.53%
Net expenses	1.71%		1.85%		1.89%		1.54%		1.40%
Net investment income (loss)	(0.03)%		(0.08)%		(0.08)%		0.81%		1.96%
Supplemental Data:
Net assets, end of period (000’s)	$123,319		$116,616		$9,848		$19,979		$116,208
Portfolio turnover rate(c)	490%		1,676%		3,058%		3,603%		1,288%

Service Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000		1999
Net asset value, beginning of period	$38.31		$51.62		$61.52		$72.01		$62.12

Investment Activities:
Net investment income (loss)	(0.43	)(b)	(0.59	)(b)	(0.58	)(b)	(0.05	)(b)	0.11
Net realized and unrealized gains (losses) on investments	9.97		(12.72)		(9.32)		(9.46)		9.79

Total from investment activities	9.54		(13.31)		(9.90)		(9.51)		9.90

Distributions to Shareholders from:
Net realized gains on investments	—		—		—		(0.98)		(0.01)

Net asset value, end of period	$47.85		$38.31		$51.62		$61.52		$72.01

Total Return	24.90%		(25.78)%		(16.09)%		(13.22)%		15.97%

Ratios to Average Net Assets:
Gross expenses	2.72%		2.94%		3.08%		2.38%		2.48%
Net expenses	2.71%		2.94%		2.95%		2.38%		2.35%
Net investment income (loss)	(1.03)%		(1.36)%		(1.06)%		(0.07)%		0.70%

Supplemental Data:
Net assets, end of period (000’s)	$13,603		$9,154		$42,861		$5,562		$30,880
Portfolio turnover rate(c)	490%		1,676%		3,058%		3,603%		1,288%

(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

137    <  Financial Highlights

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$24.70		$30.50		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.20	)(b)	(0.05	)(b)
Net realized and unrealized gains (losses) on investments	8.33		(5.60)		0.68

Total from investment activities	8.17		(5.80)		0.63

Distributions to Shareholders from:
Net realized gains on investments	—		—		(0.13)

Net asset value, end of period	$32.87		$24.70		$30.50

Total Return	33.08%		(19.02)%		2.12	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.70%		2.08%		7.49%
Net expenses(d)	1.69%		1.95%		1.95%
Net investment income (loss)(d)	(0.53)%		(0.72)%		(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$99,766		$16,284		$2,904
Portfolio turnover rate(e)	253%		3,727%		1,907	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$24.54		$30.57		$30.00

Investment Activities:
Net investment income (loss)	(0.42	)(b)	(0.48	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments	8.21		(5.55)		0.87

Total from investment activities	7.79		(6.03)		0.70

Distributions to Shareholders from:
Net realized gains on investments	—		—		(0.13)

Net asset value, end of period	$32.33		$24.54		$30.57

Total Return	31.74%		(19.73)%		2.35	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.70%		3.97%		8.33%
Net expenses(d)	2.69%		2.95%		2.79%
Net investment income (loss)(d)	(1.53)%		(1.78)%		(1.79)%

Supplemental Data:
Net assets, end of period (000’s)	$5,528		$814		$1,095
Portfolio turnover rate(e)	253%		3,727%		1,907	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    138

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$23.81		$30.98		$30.00

Investment Activities:
Net investment income (loss)	(0.13	)(b)	(0.17	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	10.24		(7.00)		1.01

Total from investment activities	10.11		(7.17)		0.99

Distributions to Shareholders from:
Net realized gains on investments	(1.20)		—		(0.01)

Net asset value, end of period	$32.72		$23.81		$30.98

Total Return	42.41%		(23.14)%		3.32	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.62%		1.98%		1.95%
Net expenses(d)	1.62%		1.95%		1.95%
Net investment income (loss)(d)	(0.42)%		(0.65)%		(0.19)%

Supplemental Data:
Net assets, end of period (000’s)	$165,048		$40,591		$28,222
Portfolio turnover rate(e)	254%		865%		95	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$23.50		$30.95		$30.00

Investment Activities:
Net investment income (loss)	(0.40	)(b)	(0.42	)(b)	(0.08	)(b)
Net realized and unrealized gains (losses) on investments	9.98		(7.03)		1.04

Total from investment activities	9.58		(7.45)		0.96

Distributions to Shareholders from:
Net realized gains on investments	(1.20)		—		(0.01)

Net asset value, end of period	$31.88		$23.50		$30.95

Total Return	40.71%		(24.07)%		3.22	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.62%		2.99%		2.76%
Net expenses(d)	2.62%		2.95%		2.76%
Net investment income (loss)(d)	(1.42)%		(1.55)%		(0.89)%

Supplemental Data:
Net assets, end of period (000’s)	$109,792		$10,642		$15,392
Portfolio turnover rate(e)	254%		865%		95	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

OTC PROFUND

Investor Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period August 7, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$40.01		$65.13		$94.85		$150.00

Investment Activities:
Net investment income (loss)	(0.62	)(c)	(0.67	)(c)	(1.06	)(c)	(2.40	)(c)
Net realized and unrealized gains (losses) on investments	19.50		(24.45)		(28.66)		(52.75)

Total from investment activities	18.88		(25.12)		(29.72)		(55.15)

Distributions to Shareholders from:
Net realized gains on investments	(1.88)		—		—		—

Net asset value, end of period	$57.01		$40.01		$65.13		$94.85

Total Return	47.17%		(38.57)%		(31.33)%		(36.77	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.59%		1.75%		2.40%		1.60%
Net expenses(e)	1.59%		1.75%		1.91%		1.60%
Net investment income (loss)(e)	(1.30)%		(1.56)%		(1.48)%		(4.83)%

Supplemental Data:
Net assets, end of period (000’s)	$90,699		$83,980		$5,524		$2,781
Portfolio turnover rate(f)	868%		620%		5,388%		632	%(d)

Service Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period August 7, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$39.11		$64.33		$94.80		$150.00

Investment Activities:
Net investment income (loss)	(1.09	)(c)	(1.13	)(c)	(2.08	)(c)	(0.45	)(c)
Net realized and unrealized gains (losses) on investments	18.99		(24.09)		(28.39)		(54.75)

Total from investment activities	17.90		(25.22)		(30.47)		(55.20)

Distributions to Shareholders from:
Net realized gains on investments	(1.88)		—		—		—

Net asset value, end of period	$55.13		$39.11		$64.33		$94.80

Total Return	45.75%		(39.20)%		(32.14)%		(36.80	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.59%		2.94%		3.45%		2.80%
Net expenses(e)	2.59%		2.94%		2.95%		2.80%
Net investment income (loss)(e)	(2.30)%		(2.73)%		(2.25)%		(1.06)%

Supplemental Data:
Net assets, end of period (000’s)	$7,324		$22,478		$990		$1,054
Portfolio turnover rate(f)	868%		620%		5,388%		632	%(d)

(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    140

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

LARGE-CAP VALUE PROFUND

Investor Class
	For the year ended December 31, 2003		For the period October 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$30.82		$30.00

Investment Activities:
Net investment income (loss)	0.09	(b)	0.07	(b)
Net realized and unrealized gains (losses) on investments	8.27		1.09	(c)

Total from investment activities	8.36		1.16

Distributions to Shareholders from:
Net investment income	(0.06)		(0.04)
Net realized gains on investments	—		(0.30)

Total distributions	(0.06)		(0.34)

Net asset value, end of period	$39.12		$30.82

Total Return	27.11%		3.88	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.98%		1.53%
Net expenses(e)	1.86%		1.53%
Net investment income (loss)(e)	0.27%		0.83%

Supplemental Data:
Net assets, end of period (000’s)	$28,709		$51,255
Portfolio turnover rate(f)	1,359%		396	%(d)

Service Class
	For the year ended December 31, 2003		For the period October 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$30.81		$30.00

Investment Activities:
Net investment income (loss)	(0.24	)(b)	(0.03	)(b)
Net realized and unrealized gains (losses) on investments	8.26		1.14	(c)

Total from investment activities	8.02		1.11

Distributions to Shareholders from:
Net realized gains on investments	—		(0.30)

Net asset value, end of period	$38.83		$30.81

Total Return	26.03%		3.72	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.98%		2.63%
Net expenses(e)	2.86%		2.63%
Net investment income (loss)(e)	(0.73)%		(0.36)%

Supplemental Data:
Net assets, end of period (000’s)	$1,909		$2,780
Portfolio turnover rate(f)	1,359%		396	%(d)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

LARGE - CAP GROWTH PROFUND

Investor Class
	For the year ended December 31, 2003		For the period October 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$30.48		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	0.01	(b)
Net realized and unrealized gains (losses) on investments	7.03		0.48	(c)

Total from investment activities	6.87		0.49

Distributions to Shareholders from:
Net realized gains on investments	(0.97)		(0.01)

Net asset value, end of period	$36.38		$30.48

Total Return	22.54%		1.62	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.80%		1.52%
Net expenses(e)	1.80%		1.52%
Net investment income (loss)(e)	(0.50)%		0.18%

Supplemental Data:
Net assets, end of period (000’s)	$3,674		$28,630
Portfolio turnover rate(f)	438%		180	%(d)

Service Class
	For the year ended December 31, 2003		For the period October 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$30.46		$30.00

Investment Activities:
Net investment income (loss)	(0.49	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	7.05		0.56	(c)

Total from investment activities	6.56		0.47

Distributions to Shareholders from:
Net realized gains on investments	(0.97)		(0.01)

Net asset value, end of period	$36.05		$30.46

Total Return	21.54%		1.55	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.80%		2.62%
Net expenses(e)	2.80%		2.62%
Net investment income (loss)(e)	(1.50)%		(1.12)%

Supplemental Data:
Net assets, end of period (000’s)	$2,525		$1,800
Portfolio turnover rate(f)	438%		180	%(d)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    142

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP VALUE PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$24.78		$28.81		$30.00

Investment Activities:
Net investment income (loss)	0.02	(b)	(0.12	)(b)	(0.05	)(b)
Net realized and unrealized gains (losses) on investments	8.59		(3.91)		(0.23)

Total from investment activities	8.61		(4.03)		(0.28)

Distributions to Shareholders from:
Net investment income	—	(c)	—		—
Net realized gains on investments	—		—		(0.91)

Total distributions	—	(c)	—		(0.91)

Net asset value, end of period	$33.39		$24.78		$28.81

Total Return	34.76%		(13.99)%		(0.88	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.80%		2.08%		2.61%
Net expenses(e)	1.80%		1.95%		1.95%
Net investment income (loss)(e)	0.05%		(0.42)%		(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$101,345		$3,925		$3,576
Portfolio turnover rate(f)	600%		1,899%		1,400	%(d)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$24.49		$28.73		$30.00

Investment Activities:
Net investment income (loss)	(0.27	)(b)	(0.42	)(b)	(0.07	)(b)
Net realized and unrealized gains (losses) on investments	8.48		(3.82)		(0.29)

Total from investment activities	8.21		(4.24)		(0.36)

Distributions to Shareholders from:
Net realized gains on investments	—		—		(0.91)

Net asset value, end of period	$32.70		$24.49		$28.73

Total Return	33.52%		(14.76)%		(1.14	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.80%		3.04%		3.43%
Net expenses(e)	2.80%		2.95%		2.77%
Net investment income (loss)(e)	(0.95)%		(1.45)%		(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$11,151		$6,316		$6,178
Portfolio turnover rate(f)	600%		1,899%		1,400	%(d)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP GROWTH PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$23.87		$30.88		$30.00

Investment Activities:
Net investment income (loss)	(0.35	)(b)	(0.37	)(b)	(0.15	)(b)
Net realized and unrealized gains (losses) on investments	6.73		(6.64)		1.22

Total from investment activities	6.38		(7.01)		1.07

Distributions to Shareholders from:
Net realized gains on investments	—		—		(0.19)

Net asset value, end of period	$30.25		$23.87		$30.88

Total Return	26.73%		(22.70)%		3.56	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.12%		2.88%		1.95%
Net expenses(d)	1.95%		1.95%		1.95%
Net investment income (loss)(d)	(1.28)%		(1.38)%		(1.54)%

Supplemental Data:
Net assets, end of period (000’s)	$5,462		$1,324		$6,086
Portfolio turnover rate(e)	2,235%		3,616%		1,062	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$23.59		$30.82		$30.00

Investment Activities:
Net investment income (loss)	(0.61	)(b)	(0.63	)(b)	(0.25	)(b)
Net realized and unrealized gains (losses) on investments	6.60		(6.60)		1.26

Total from investment activities	5.99		(7.23)		1.01

Distributions to Shareholders from:
Net realized gains on investments	—		—		(0.19)

Net asset value, end of period	$29.58		$23.59		$30.82

Total Return	25.39%		(23.46)%		3.36	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.12%		3.56%		2.94%
Net expenses(d)	2.95%		2.94%		2.94%
Net investment income (loss)(d)	(2.28)%		(2.43)%		(2.48)%

Supplemental Data:
Net assets, end of period (000’s)	$991		$2,164		$3,460
Portfolio turnover rate(e)	2,235%		3,616%		1,062	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP VALUE PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$24.61		$30.17		$30.00

Investment Activities:
Net investment income (loss)	(0.17	)(b)	(0.29	)(b)	(0.05	)(b)
Net realized and unrealized gains (losses) on investments	8.77		(5.27)		0.39

Total from investment activities	8.60		(5.56)		0.34

Distributions to Shareholders from:
Net realized gains on investments	(0.05)		—		(0.17)

Net asset value, end of period	$33.16		$24.61		$30.17

Total Return	34.95%		(18.43)%		1.15	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.98%		2.00%
Net expenses(d)	1.73%		1.95%		1.95%
Net investment income (loss)(d)	(0.59)%		(0.96)%		(0.52)%

Supplemental Data:
Net assets, end of period (000’s)	$123,119		$7,554		$13,284
Portfolio turnover rate(e)	652%		1,650%		962	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$24.29		$30.11		$30.00

Investment Activities:
Net investment income (loss)	(0.45	)(b)	(0.62	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments	8.59		(5.20)		0.42

Total from investment activities	8.14		(5.82)		0.28

Distributions to Shareholders from:
Net realized gains on investments	(0.05)		—		(0.17)

Net asset value, end of period	$32.38		$24.29		$30.11

Total Return	33.52%		(19.33)%		0.95	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.73%		2.97%		2.90%
Net expenses(d)	2.73%		2.94%		2.85%
Net investment income (loss)(d)	(1.59)%		(2.03)%		(1.41)%

Supplemental Data:
Net assets, end of period (000’s)	$14,444		$10,979		$36,458
Portfolio turnover rate(e)	652%		1,650%		962	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP GROWTH PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$22.47		$30.80		$30.00

Investment Activities:
Net investment income (loss)	(0.29	)(b)	(0.39	)(b)	(0.15	)(b)
Net realized and unrealized gains (losses) on investments	8.07		(5.66	)(c)	1.30

Total from investment activities	7.78		(6.05)		1.15

Distributions to Shareholders from:
Net realized gains on investments	(0.05)		(2.28)		(0.35)

Net asset value, end of period	$30.20		$22.47		$30.80

Total Return	34.64%		(19.64)%		3.87	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.80%		2.68%		2.94%
Net expenses(e)	1.80%		1.95%		1.92%
Net investment income (loss)(e)	(1.16)%		(1.50)%		(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$16,890		$7,934		$9,605
Portfolio turnover rate(f)	1,184%		4,550%		1,020	%(d)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$22.27		$30.87		$30.00

Investment Activities:
Net investment income (loss)	(0.55	)(b)	(0.66	)(b)	(0.26	)(b)
Net realized and unrealized gains (losses) on investments	7.97		(5.66	)(c)	1.48

Total from investment activities	7.42		(6.32)		1.22

Distributions to Shareholders from:
Net realized gains on investments	(0.05)		(2.28)		(0.35)

Net asset value, end of period	$29.64		$22.27		$30.87

Total Return	33.33%		(20.47)%		4.10	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.80%		3.25%		3.96%
Net expenses(e)	2.80%		2.95%		2.95%
Net investment income (loss)(e)	(2.16)%		(2.45)%		(2.65)%

Supplemental Data:
Net assets, end of period (000’s)	$8,423		$1,465		$638
Portfolio turnover rate(f)	1,184%		4,550%		1,020	%(d)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    146

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

EUROPE 30 PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period March 15, 1999 (a) through December 31, 1999
Net asset value, beginning of period	$9.43		$12.62		$22.65		$40.99		$30.00

Investment Activities:
Net investment income (loss)	0.06	(b)	0.10	(b)	—	(b),(c)	(0.07	)(b)	0.19
Net realized and unrealized gains (losses) on investments	3.51		(3.29)		(10.03)		(13.77)		10.80

Total from investment activities	3.57		(3.19)		(10.03)		(13.84)		10.99

Distributions to Shareholders from:
Net investment income	(0.03)		—		—		(0.02)		—
Net realized gains on investments	—		—		—		(4.48)		—

Total distributions	(0.03)		—		—		(4.50)		—

Net asset value, end of period	$12.97		$9.43		$12.62		$22.65		$40.99

Total Return	37.81%		(25.28)%		(44.28)%		(33.55)%		36.63	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.79%		2.34%		4.17%		4.07%		2.53%
Net expenses(e)	1.78%		1.95%		2.75%		2.53%		1.53%
Net investment income (loss)(e)	0.52%		0.93%		0.02%		(0.20)%		1.79%

Supplemental Data:
Net assets, end of period (000’s)	$23,377		$8,184		$5,923		$2,262		$5,560
Portfolio turnover rate(f)	1,593%		2,892%		11,239%		2,381%		514	%(d)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the year ended December 31, 2000		For the period March 15, 1999 (a) through December 31, 1999
Net asset value, beginning of period	$9.85		$12.25		$22.28		$40.72		$30.00

Investment Activities:
Net investment income (loss)	(0.05	)(b)	0.12	(b)	0.04	(b)	(0.24	)(b)	0.03
Net realized and unrealized gains (losses) on investments	3.66		(2.52)		(10.07)		(13.72)		10.69

Total from investment activities	3.61		(2.40)		(10.03)		(13.96)		10.72

Distributions to Shareholders from:
Net realized gains on investments	—		—		—		(4.48)		—

Net asset value, end of period	$13.46		$9.85		$12.25		$22.28		$40.72

Total Return	36.65%		(19.59)%		(45.02)%		(34.07)%		35.73	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	2.79%		2.14	%(g)	4.78%		5.08%		3.58%
Net expenses(e)	2.78%		1.58	%(g)	3.36%		3.54%		2.50%
Net investment income (loss)(e)	(0.48)%		1.15%		0.22%		(0.66)%		0.46%
Supplemental Data:
Net assets, end of period (000’s)	$11,105		$2,667		$116		$403		$18,960
Portfolio turnover rate(f)	1,593%		2,892%		11,239%		2,381%		514	%(d)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.
(g)	The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRABULL PROFUND

Investor Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000		1999
Net asset value, beginning of period	$30.64		$57.22		$84.30		$118.35		$91.80

Investment Activities:
Net investment income (loss)	(0.07	)(b)	(0.19	)(b)	(0.28	)(b)	0.50	(b)	1.75
Net realized and unrealized gains (losses) on investments	16.95		(26.39)		(26.80)		(34.00)		25.40

Total from investment activities	16.88		(26.58)		(27.08)		(33.50)		27.15

Distributions to Shareholders from:
Net investment income	—		—		—		(0.20)		(0.15)
Net realized gains on investments	—		—		—		(0.35)		(0.45)

Total distributions	—		—		—		(0.55)		(0.60)

Net asset value, end of period	$47.52		$30.64		$57.22		$84.30		$118.35

Total Return	55.09%		(46.45)%		(32.12)%		(28.33)%		29.56%

Ratios/Supplemental Data:
Gross expenses	1.70%		1.95%		1.93%		1.44%		1.36%
Net expenses	1.70%		1.95%		1.93%		1.44%		1.34%
Net investment income (loss)	(0.18)%		(0.47)%		(0.43)%		0.49%		1.99%

Supplemental Data:
Net assets, end of period (000’s)	$123,782		$65,467		$60,956		$80,340		$155,987
Portfolio turnover rate(c)	723%		1,770%		1,377%		1,111%		764%

Service Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000		1999
Net asset value, beginning of period	$29.40		$55.17		$82.15		$116.35		$90.95

Investment Activities:
Net investment income (loss)	(0.41	)(b)	(0.58	)(b)	(0.88	)(b)	(0.55	)(b)	0.40
Net realized and unrealized gains (losses) on investments	16.10		(25.19)		(26.10)		(33.30)		25.45

Total from investment activities	15.69		(25.77)		(26.98)		(33.85)		25.85

Distributions to Shareholders from:
Net realized gains on investments	—		—		—		(0.35)		(0.45)

Net asset value, end of period	$45.09		$29.40		$55.17		$82.15		$116.35

Total Return	53.37%		(46.71)%		(32.84)%		(29.12)%		28.42%

Ratios to Average Net Assets:
Gross expenses	2.70%		2.81%		2.87%		2.43%		2.36%
Net expenses	2.70%		2.81%		2.87%		2.43%		2.34%
Net investment income (loss)	(1.18)%		(1.40)%		(1.35)%		(0.54)%		0.79%

Supplemental Data:
Net assets, end of period (000’s)	$13,068		$7,828		$7,629		$31,923		$70,220
Portfolio turnover rate(c)	723%		1,770%		1,377%		1,111%		764%

(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    148

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAMID-CAP PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period February 7, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$16.95		$27.42		$33.00		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.18	)(b)	(0.15	)(b)	0.14	(b)
Net realized and unrealized gains (losses) on investments	11.88		(10.29)		(5.43)		2.86

Total from investment activities	11.72		(10.47)		(5.58)		3.00

Net asset value, end of period	$28.67		$16.95		$27.42		$33.00

Total Return	69.14%		(38.18)%		(16.91)%		10.00	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.87%		2.08%		2.07%		1.75%
Net expenses(d)	1.86%		1.95%		1.95%		1.60%
Net investment income (loss)(d)	(0.75)%		(0.78)%		(0.52)%		0.46%

Supplemental Data:
Net assets, end of period (000’s)	$55,368		$15,358		$33,812		$34,622
Portfolio turnover rate(e)	684%		2,174%		2,125%		2,468	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period February 7, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$16.48		$26.85		$32.66		$30.00

Investment Activities:
Net investment income (loss)	(0.37	)(b)	(0.41	)(b)	(0.44	)(b)	(0.17	)(b)
Net realized and unrealized gains (losses) on investments	11.54		(9.96)		(5.37)		2.83

Total from investment activities	11.17		(10.37)		(5.81)		2.66

Net asset value, end of period	$27.65		$16.48		$26.85		$32.66

Total Return	67.78%		(38.62)%		(17.79)%		8.87	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.87%		3.06%		3.07%		2.74%
Net expenses(d)	2.86%		2.95%		2.95%		2.60%
Net investment income (loss)(d)	(1.75)%		(1.87)%		(1.49)%		(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$6,814		$7,279		$2,517		$2,695
Portfolio turnover rate(e)	684%		2,174%		2,125%		2,468	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRASMALL-CAP PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period February 7, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$9.62		$17.27		$20.77		$30.00

Investment Activities:
Net investment income (loss)	(0.07	)(b)	(0.07	)(b)	(0.01	)(b)	0.09	(b)
Net realized and unrealized gains (losses) on investments	9.74		(7.58)		(3.49)		(9.32)

Total from investment activities	9.67		(7.65)		(3.50)		(9.23)

Net asset value, end of period	$19.29		$9.62		$17.27		$20.77

Total Return	100.52%		(44.30)%		(16.85)%		(30.77	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.76%		1.95%		2.15%		1.89%
Net expenses(d)	1.76%		1.95%		1.95%		1.54%
Net investment income (loss)(d)	(0.49)%		(0.54)%		(0.05)%		0.39%
Supplemental Data:
Net assets, end of period (000’s)	$133,404		$26,286		$73,105		$20,847
Portfolio turnover rate(e)	387%		2,196%		3,221%		3,345	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period February 7, 2000 (a) Through December 31, 2000
Net asset value, beginning of period	$9.37		$16.96		$20.59		$30.00

Investment Activities:
Net investment income (loss)	(0.21	)(b)	(0.21	)(b)	(0.17	)(b)	(0.20	)(b)
Net realized and unrealized gains (losses) on investments	9.41		(7.38)		(3.46)		(9.21)

Total from investment activities	9.20		(7.59)		(3.63)		(9.41)

Net asset value, end of period	$18.57		$9.37		$16.96		$20.59

Total Return	98.19%		(44.75)%		(17.63)%		(31.37	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.76%		2.87%		3.12%		2.96%
Net expenses(d)	2.76%		2.87%		2.92%		2.60%
Net investment income (loss)(d)	(1.49)%		(1.49)%		(0.97)%		(0.86)%

Supplemental Data:
Net assets, end of period (000’s)	$17,036		$2,526		$7,497		$3,589
Portfolio turnover rate(e)	387%		2,196%		3,221%		3,345	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    150

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRADOW 30 PROFUND

Investor Class
	For the year ended December 31, 2003		For the period June 3, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$20.73		$30.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	0.05	(b)
Net realized and unrealized gains (losses) on investments	10.60		(9.28)

Total from investment activities	10.58		(9.23)

Distributions to Shareholders from:
Net investment income	—		(0.04)
Net realized gains on investments	(0.02)		—

Total distributions	(0.02)		(0.04)

Net asset value, end of period	$31.29		$20.73

Total Return	51.02%		(30.76	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.88%		2.47%
Net expenses(e)	1.88%		1.95%
Net investment income (loss)(e)	(0.08)%		0.37%

Supplemental Data:
Net assets, end of period (000’s)	$31,023		$3,963
Portfolio turnover rate(f)	1,798%		844	%(d)

Service Class
	For the year ended December 31, 2003		For the period June 3, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$20.68		$30.00

Investment Activities:
Net investment income (loss)	(0.26	)(b)	(0.06	)(b)
Net realized and unrealized gains (losses) on investments	10.57		(9.26)

Total from investment activities	10.31		(9.32)

Distributions to Shareholders from:
Net investment income	—		—	(c)
Net realized gains on investments	(0.02)		—

Total distributions	(0.02)		—	(c)

Net asset value, end of period	$30.97		$20.68

Total Return	49.84%		(31.06	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.88%		3.42%
Net expenses(e)	2.88%		2.95%
Net investment income (loss)(e)	(1.08)%		(0.44)%
Supplemental Data:
Net assets, end of period (000’s)	$9,959		$11,696
Portfolio turnover rate(f)	1,798%		844	%(d)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAOTC PROFUND

Investor Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000		1999
Net asset value, beginning of period	$10.79		$35.29		$114.10		$494.40		$149.10

Investment Activities:
Net investment income (loss)	(0.20	)(b)	(0.25	)(b)	(0.50	)(b)	(0.85	)(b)	(0.80)
Net realized and unrealized gains (losses) on investments	11.25		(24.25)		(78.31)		(361.75)		348.40

Total from investment activities	11.05		(24.50)		(78.81)		(362.60)		347.60

Distributions to Shareholders from:
Net investment income	—		—		—		—		— (c)
Net realized gains on investments	—		—		—		(17.70)		(2.30)

Total distributions	—		—		—		(17.70)		(2.30)

Net asset value, end of period	$21.84		$10.79		$35.29		$114.10		$494.40

Total Return	102.41%		(69.42)%		(69.07)%		(73.70)%		233.25%

Ratios to Average Net Assets:
Gross expenses	1.56%		1.78%		1.80%		1.33%		1.33%
Net expenses	1.56%		1.78%		1.80%		1.33%		1.31%
Net investment income (loss)	(1.23)%		(1.49)%		(1.06)%		(0.22)%		(0.50)%

Supplemental Data:
Net assets, end of period (000’s)	$449,308		$187,841		$353,565		$421,434		$1,216,220
Portfolio turnover rate(d)	231%		522%		622%		801%		670%

Service Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000		1999
Net asset value, beginning of period	$10.28		$33.88		$110.90		$487.00		$148.40

Investment Activities:
Net investment income (loss)	(0.35	)(b)	(0.39	)(b)	(0.94	)(b)	(4.65	)(b)	(3.20)
Net realized and unrealized gains (losses) on investments	10.66		(23.21)		(76.08)		(353.75)		344.10

Total from investment activities	10.31		(23.60)		(77.02)		(358.40)		340.90

Distributions to Shareholders from:
Net realized gains on investments	—		—		—		(17.70)		(2.30)

Net asset value, end of period	$20.59		$10.28		$33.88		$110.90		$487.00

Total Return	100.29%		(69.66)%		(69.45)%		(73.96)%		229.73%

Ratios to Average Net Assets:
Gross expenses	2.56%		2.53%		2.80%		2.33%		2.32%
Net expenses	2.56%		2.53%		2.80%		2.33%		2.30%
Net investment income (loss)	(2.23)%		(2.25)%		(2.03)%		(1.22)%		(1.49)%

Supplemental Data:
Net assets, end of period (000’s)	$30,497		$13,844		$32,712		$48,454		$134,838
Portfolio turnover rate(d)	231%		522%		622%		801%		670%

(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    152

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAJAPAN PROFUND

Investor Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period February 7, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$20.93		$34.77		$65.75		$150.00
Investment Activities:
Net investment income (loss)	(0.47	)(c)	(0.49	)(c)	0.19	(c)	2.90	(c)
Net realized and unrealized gains (losses) on investments	10.45		(13.35)		(31.16)		(82.95)

Total from investment activities	9.98		(13.84)		(30.97)		(80.05)

Distributions to Shareholders from:
Net investment income	—		—		(0.01)		(4.20)

Net asset value, end of period	$30.91		$20.93		$34.77		$65.75

Total Return	47.68%		(39.80)%		(47.10)%		(53.44	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.95%		2.37%		2.46%		2.31%
Net expenses(e)	1.95%		1.93%		1.95%		1.59%
Net investment income (loss)(e)	(1.70)%		(1.48)%		0.39%		2.99%
Supplemental Data:
Net assets, end of period (000’s)	$42,203		$2,799		$2,697		$1,050
Portfolio turnover rate(f)	—		—		1,299%		1,300	%(d)

Service Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period February 7, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$20.69		$34.70		$66.35		$150.00
Investment Activities:
Net investment income (loss)	(0.75	)(c)	(0.89	)(c)	(0.28	)(c)	1.95	(c)
Net realized and unrealized gains (losses) on investments	10.33		(13.12)		(31.37)		(82.65)

Total from investment activities	9.58		(14.01)		(31.65)		(80.75)

Distributions to Shareholders from:
Net investment income	—		—		—		(2.95)

Net asset value, end of period	$30.27		$20.69		$34.70		$66.35

Total Return	46.30%		(40.37)%		(47.70)%		(53.86	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	2.95%		3.22%		3.29%		3.33%
Net expenses(e)	2.95%		2.95%		2.78%		2.60%
Net investment income (loss)(e)	(2.70)%		(2.45)%		(0.60)%		2.09%
Supplemental Data:
Net assets, end of period (000’s)	$932		$143		$140		$843
Portfolio turnover rate(f)	—		—		1,299%		1,300	%(d)

(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BEAR PROFUND

Investor Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000	1999
Net asset value, beginning of period	$45.26		$37.43		$32.75		$30.18	$39.88

Investment Activities:
Net investment income (loss)	(0.28	)(b)	(0.24	)(b)	0.52	(b)	1.09 (b)	1.10 (b)
Net realized and unrealized gains (losses) on investments	(10.79)		8.07		4.16		3.84	(5.97)

Total from investment activities	(11.07)		7.83		4.68		4.93	(4.87)

Distributions to Shareholders from:
Net investment income	—		—		—		(2.36)	(4.83)

Net asset value, end of period	$34.19		$45.26		$37.43		$32.75	$30.18

Total Return	(24.46)%		20.92%		14.29%		16.41%	(12.32)%

Ratios to Average Net Assets:
Gross expenses	1.73%		1.95%		1.96%		2.19%	1.68%
Net expenses	1.72%		1.95%		1.88%		1.84%	1.40%
Net investment income (loss)	(0.67)%		(0.56)%		1.41%		3.43%	2.86%

Supplemental Data:
Net assets, end of period (000’s)	$23,150		$72,473		$8,498		$8,889	$2,331
Portfolio turnover rate(c)	—		—		1,299%		1,299%	1,215%

Service Class(a)
For the year ended Dec. 31,	2003		2002		2001		2000	1999
Net asset value, beginning of period	$44.15		$36.92		$32.62		$29.86	$39.76

Investment Activities:
Net investment income (loss)	(0.67	)(b)	(0.59	)(b)	(0.12	)(b)	0.75 (b)	0.63 (b)
Net realized and unrealized gains (losses) on investments	(10.46)		7.82		4.42		3.87	(5.92)

Total from investment activities	(11.13)		7.23		4.30		4.62	(5.29)

Distributions to Shareholders from:
Net investment income	—		—		—		(1.86)	(4.61)

Net asset value, end of period	$33.02		$44.15		$36.92		$32.62	$29.86

Total Return	(25.21)%		19.58%		13.18%		15.54%	(13.32)%

Ratios to Average Net Assets:
Gross expenses	2.73%		2.91%		3.03%		3.18%	2.91%
Net expenses	2.72%		2.91%		2.95%		2.83%	2.23%
Net investment income (loss)	(1.67)%		(1.44)%		(0.32)%		2.43%	1.69%

Supplemental Data:
Net assets, end of period (000’s)	$4,613		$5,510		$2,756		$411	$1,095
Portfolio turnover rate(c)	—		—		1,299%		1,299%	1,215%

(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    154

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SHORT SMALL-CAP PROFUND

Investor Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$37.31		$30.00

Investment Activities:
Net investment income (loss)	(0.23	)(b)	0.01	(b)
Net realized and unrealized gains (losses) on investments	(12.73)		7.30

Total from investment activities	(12.96)		7.31

Net asset value, end of period	$24.35		$37.31

Total Return	(34.74)%		24.37	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.77%		1.49%
Net expenses(d)	1.76%		1.49%
Net investment income (loss)(d)	(0.68)%		0.02%

Supplemental Data:
Net assets, end of period (000’s)	$32,575		$110,733
Portfolio turnover rate(e)	—		—

Service Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$37.06		$30.00

Investment Activities:
Net investment income (loss)	(0.54	)(b)	(0.23	)(b)
Net realized and unrealized gains (losses) on investments	(12.50)		7.29

Total from investment activities	(13.04)		7.06

Net asset value, end of period	$24.02		$37.06

Total Return	(35.19)%		23.53	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.77%		2.51%
Net expenses(d)	2.76%		2.51%
Net investment income (loss)(d)	(1.68)%		(0.92)%

Supplemental Data:
Net assets, end of period (000’s)	$7,761		$3,628
Portfolio turnover rate(e)	—		—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SHORT OTC PROFUND

Investor Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$33.69		$30.00

Investment Activities:
Net investment income (loss)	(0.23	)(b)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments	(12.36)		3.88	(c)

Total from investment activities	(12.59)		3.78

Distributions to Shareholders from:
Net investment income	—		(0.09)

Net asset value, end of period	$21.10		$33.69

Total Return	(37.37)%		12.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.88%		2.00%
Net expenses(e)	1.87%		1.82%
Net investment income (loss)(e)	(0.79)%		(0.46)%

Supplemental Data:
Net assets, end of period (000’s)	$12,538		$9,826
Portfolio turnover rate(f)	—		—

Service Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$33.52		$30.00

Investment Activities:
Net investment income (loss)	(0.50	)(b)	(0.29	)(b)
Net realized and unrealized gains (losses) on investments	(12.23)		3.81	(c)

Total from investment activities	(12.73)		3.52

Net asset value, end of period	$20.79		$33.52

Total Return	(37.98)%		11.73	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.88%		2.97%
Net expenses(e)	2.87%		2.79%
Net investment income (loss)(e)	(1.79)%		(1.23)%

Supplemental Data:
Net assets, end of period (000’s)	$2,125		$3,305
Portfolio turnover rate(f)	—		—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    156

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRABEAR PROFUND

Investor Class(a)
For the year ended Dec. 31,	2003		2002		2001	2000	1999
Net asset value, beginning of period	$41.64		$30.15		$24.84	$21.31	$31.88

Investment Activities:
Net investment income (loss)	(0.26	)(b)	(0.20	)(b)	0.34 (b)	0.75 (b)	0.84
Net realized and unrealized gains (losses) on investments	(17.96)		11.69		5.29	3.94	(10.55)

Total from investment activities	(18.22)		11.49		5.63	4.69	(9.71)

Distributions to Shareholders from:
Net investment income	—		—	(c)	(0.32)	(1.16)	(0.86)

Net asset value, end of period	$23.42		$41.64		$30.15	$24.84	$21.31

Total Return	(43.76)%		38.11%		22.65%	22.15%	(30.54)%

Ratios to Average Net Assets:
Gross expenses	1.65%		1.80%		1.79%	1.56%	1.43%
Net expenses	1.64%		1.80%		1.79%	1.56%	1.41%
Net investment income (loss)	(0.78)%		(0.52)%		1.12%	3.38%	2.20%

Supplemental Data:
Net assets, end of period (000’s)	$93,826		$119,520		$61,019	$30,196	$32,534
Portfolio turnover rate(d)	—		—		1,299%	1,300%	1,137%

Service Class(a)
For the year ended Dec. 31,	2003		2002		2001	2000	1999
Net asset value, beginning of period	$42.26		$30.84		$25.46	$21.51	$31.83

Investment Activities:
Net investment income (loss)	(0.58	)(b)	(0.56	)(b)	0.07 (b)	0.54 (b)	0.54
Net realized and unrealized gains (losses) on investments	(18.15)		11.98		5.37	4.03	(10.45)

Total from investment activities	(18.73)		11.42		5.44	4.57	(9.91)

Distributions to Shareholders from:
Net investment income	—		—		(0.06)	(0.62)	(0.41)

Net asset value, end of period	$23.53		$42.26		$30.84	$25.46	$21.51

Total Return	(44.32%)		37.03%		21.39%	21.33%	(31.20)%

Ratios to Average Net Assets:
Gross expenses	2.65%		2.68%		2.80%	2.57%	2.42%
Net expenses	2.64%		2.68%		2.80%	2.57%	2.41%
Net investment income (loss)	(1.78)%		(1.40)%		0.25%	2.41%	1.21%

Supplemental Data:
Net assets, end of period (000’s)	$6,941		$9,934		$4,708	$6,682	$4,289
Portfolio turnover rate(d)	—		—		1,299%	1,300%	1,137%

(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRASHORT OTC PROFUND

Investor Class(a)
For the year ended Dec. 31,	2003		2002		2001	2000	1999
Net asset value, beginning of period	$56.25		$39.15		$45.64	$45.98	$243.60

Investment Activities:
Net investment income (loss)	(0.18	)(b)	(0.11	)(b)	0.94 (b)	0.89 (b)	1.82
Net realized and unrealized gains (losses) on investments	(35.15)		19.07		(4.47)	0.86	(197.61)

Total from investment activities	(35.33)		18.96		(3.53)	1.75	(195.79)

Distributions to Shareholders from:
Net investment income	—	(c)	(1.86)		(2.96)	(2.09)	(1.83)

Net asset value, end of period	$20.92		$56.25		$39.15	$45.64	$45.98

Total Return	(62.80)%		48.56%		(7.36)%	4.25%	(80.36)%

Ratios to Average Net Assets:

Gross expenses	1.65%		1.84%		1.78%	1.48%	1.45%
Net expenses	1.65%		1.84%		1.78%	1.48%	1.44%
Net investment income (loss)	(0.57)%		(0.19)%		1.95%	2.73%	2.18%

Supplemental Data:
Net assets, end of period (000’s)	$118,811		$110,437		$92,457	$49,063	$38,255
Portfolio turnover rate(d)	—		—		1,257%	1,300%	1,185%

Service Class(a)
For the year ended Dec. 31,	2003		2002		2001	2000	1999
Net asset value, beginning of period	$59.49		$41.04		$47.50	$46.37	$243.60

Investment Activities:
Net investment income (loss)	(0.50	)(b)	(0.66	)(b)	0.33 (b)	0.52 (b)	1.11
Net realized and unrealized gains (losses) on investments	(37.07)		20.09		(4.37)	1.03	(197.45)

Total from investment activities	(37.57)		19.43		(4.04)	1.55	(196.34)

Distributions to Shareholders from:
Net investment income	—		(0.98)		(2.42)	(0.42)	(0.89)

Net asset value, end of period	$21.92		$59.49		$41.04	$47.50	$46.37

Total Return	(63.15)%		47.41%		(8.21)%	3.42%	(80.62)%

Ratios to Average Net Assets:
Gross expenses	2.65%		2.76%		2.92%	2.42%	2.46%
Net expenses	2.65%		2.76%		2.92%	2.42%	2.45%
Net investment income (loss)	(1.57)%		(1.10)%		0.66%	1.57%	1.21%

Supplemental Data:
Net assets, end of period (000’s)	$9,590		$5,290		$3,675	$1,381	$1,010
Portfolio turnover rate(d)	—		—		1,257%	1,300%	1,185%

(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    158

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BANKS ULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$24.57		$28.75		$30.00

Investment Activities:
Net investment income (loss)	0.17	(b)	0.13	(b)	0.11	(b)
Net realized and unrealized gains (losses) on investments	10.66		(3.18)		(1.29)

Total from investment activities	10.83		(3.05)		(1.18)

Distributions to Shareholders from:
Net investment income	(0.12)		(1.13)		(0.07)
Net realized gains on investments	(1.37)		—		—

Total distributions	(1.49)		(1.13)		(0.07)

Net asset value, end of period	$33.91		$24.57		$28.75

Total Return	46.23%		(10.56)%		(3.92	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	4.63%		3.03%		3.20%
Net expenses(d)	1.95%		1.95%		1.95%
Net investment income (loss)(d)	0.59%		0.44%		1.19%

Supplemental Data:
Net assets, end of period (000’s)	$1,417		$685		$3,189
Portfolio turnover rate(e)	1,869%		2,674%		350	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$25.52		$28.76		$30.00

Investment Activities:
Net investment income (loss)	(0.14	)(b)	(0.21	)(b)	0.18	(b)
Net realized and unrealized gains (losses) on investments	11.12		(3.03)		(1.42)

Total from investment activities	10.98		(3.24)		(1.24)

Distributions to Shareholders from:
Net investment income	(0.01)		—		—
Net realized gains on investments	(1.37)		—		—

Total distributions	(1.38)		—		—

Net asset value, end of period	$35.12		$25.52		$28.76

Total Return	45.04%		(11.27)%		(4.13	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	5.63%		5.94%		4.05%
Net expenses(d)	2.95%		2.93%		2.80%
Net investment income (loss)(d)	(0.41)%		(0.73)%		2.06%

Supplemental Data:
Net assets, end of period (000’s)	$1,097		$39		$24
Portfolio turnover rate(e)	1,869%		2,674%		350	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BASIC MATERIALS ULTRA SECTOR PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$22.53		$28.58		$30.00

Investment Activities:
Net investment income (loss)	0.11	(b)	0.07	(b)	0.13	(b)
Net realized and unrealized gains (losses) on investments	10.59		(6.12)		(1.49)

Total from investment activities	10.70		(6.05)		(1.36)

Distributions to Shareholders from:
Net investment income	(0.02)		—		(0.06)

Net asset value, end of period	$33.21		$22.53		$28.58

Total Return	47.49%		(21.17)%		(4.54	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.24%		3.61%		3.51%
Net expenses(d)	1.95%		1.94%		1.27%
Net investment income (loss)(d)	0.40%		0.25%		1.38%

Supplemental Data:
Net assets, end of period (000’s)	$35,985		$759		$2,467
Portfolio turnover rate(e)	1,521%		10,105%		913	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the period September 4, 2001 (a) through December 31, 2001
Net asset value, beginning of period	$22.63		$28.95		$30.00

Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.40	)(b)	—	(b),(f)
Net realized and unrealized gains (losses) on investments	10.64		(5.92)		(1.05)

Total from investment activities	10.48		(6.32)		(1.05)

Net asset value, end of period	$33.11		$22.63		$28.95

Total Return	46.31%		(21.83)%		(3.50	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.24%		4.48%		5.20%
Net expenses(d)	2.95%		2.95%		2.95%
Net investment income (loss)(d)	(0.60)%		(1.45)%		—

Supplemental Data:
Net assets, end of period (000’s)	$8,210		$15		$19
Portfolio turnover rate(e)	1,521%		10,105%		913	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.
(f)	Amount is less than $0.005.

Financial Highlights  >    117

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BIOTECHNOLOGY ULTRASECTOR PROFUND

Investor Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$24.58		$53.06		$83.20		$100.00

Investment Activities:
Net investment income (loss)	(0.56	)(c)	(0.44	)(c)	(0.62	)(c)	(0.10	)(c)
Net realized and unrealized gains (losses) on investments	15.73		(28.04)		(29.52)		(16.70)

Total from investment activities	15.17		(28.48)		(30.14)		(16.80)

Net asset value, end of period	$39.75		$24.58		$53.06		$83.20

Total Return	61.72%		(53.68)%		(36.23)%		(16.80	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.93%		2.65%		2.59%		2.34%
Net expenses(e)	1.92%		1.95%		1.95%		1.94%
Net investment income (loss)(e)	(1.59)%		(1.48)%		(1.10)%		(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$8,175		$3,134		$14,931		$4,198
Portfolio turnover rate(f)	2,288%		2,527%		1,266%		1,554	%(d)

Service Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$24.01		$52.39		$82.70		$100.00

Investment Activities:
Net investment income (loss)	(0.90	)(c)	(0.74	)(c)	(1.10	)(c)	(0.70	)(c)
Net realized and unrealized gains (losses) on investments	15.35		(27.64)		(29.21)		(16.60)

Total from investment activities	14.45		(28.38)		(30.31)		(17.30)

Net asset value, end of period	$38.46		$24.01		$52.39		$82.70

Total Return	60.18%		(54.17)%		(36.65)%		(17.30	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.93%		3.89%		3.59%		3.04%
Net expenses(e)	2.92%		2.92%		2.95%		2.64%
Net investment income (loss)(e)	(2.59)%		(2.42)%		(1.99)%		(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$1,484		$405		$1,238		$1,031
Portfolio turnover rate(f)	2,288%		2,527%		1,266%		1,554	%(d)

(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ENERGY ULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$11.80		$15.90		$20.82		$20.00

Investment Activities:
Net investment income (loss)	(0.02	)(b)	(0.03	)(b)	0.11	(b)	0.24	(b)
Net realized and unrealized gains (losses) on investments	3.88		(4.07)		(5.03)		0.58

Total from investment activities	3.86		(4.10)		(4.92)		0.82

Net asset value, end of period	$15.66		$11.80		$15.90		$20.82

Total Return	32.71%		(25.79)%		(23.63)%		4.10	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.09%		2.66%		2.75%		2.83%
Net expenses(d)	1.94%		1.95%		1.95%		1.59%
Net investment income (loss)(d)	(0.12)%		(0.21)%		0.59%		2.24%

Supplemental Data:
Net assets, end of period (000’s)	$37,753		$3,330		$5,243		$7,640
Portfolio turnover rate(e)	2,032%		2,399%		1,610%		2,784	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$11.52		$15.65		$20.72		$20.00

Investment Activities:
Net investment income (loss)	(0.14	)(b)	(0.21	)(b)	(0.09	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	3.75		(3.92)		(4.98)		0.83

Total from investment activities	3.61		(4.13)		(5.07)		0.72

Net asset value, end of period	$15.13		$11.52		$15.65		$20.72

Total Return	31.34%		(26.39)%		(24.47)%		3.60	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.09%		3.26%		3.75%		4.14%
Net expenses(d)	2.94%		2.93%		2.95%		2.91%
Net investment income (loss)(d)	(1.12)%		(1.37)%		(0.47)%		(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$3,956		$263		$335		$1,059
Portfolio turnover rate(e)	2,032%		2,399%		1,610%		2,784	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    162

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

FINANCIAL ULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$15.84		$21.10		$25.39		$20.00

Investment Activities:
Net investment income (loss)	0.05	(b)	0.03	(b)	0.14	(b)	0.15	(b)
Net realized and unrealized gains (losses) on investments	6.84		(5.28)		(4.43)		5.24

Total from investment activities	6.89		(5.25)		(4.29)		5.39

Distributions to Shareholders from:
Net investment income	—		(0.01)		—		—

Net asset value, end of period	$22.73		$15.84		$21.10		$25.39

Total Return	43.50%		(24.88)%		(16.90)%		26.95	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.27%		2.65%		2.51%		2.25%
Net expenses(d)	1.95%		1.95%		1.95%		1.87%
Net investment income (loss)(d)	0.25%		0.15%		0.61%		1.23%

Supplemental Data:
Net assets, end of period (000’s)	$3,122		$2,288		$6,553		$17,366
Portfolio turnover rate(e)	2,340%		2,267%		1,060%		2,277	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$15.50		$20.82		$25.32		$20.00

Investment Activities:
Net investment income (loss)	(0.14	)(b)	(0.21	)(b)	(0.08	)(b)	0.06	(b)
Net realized and unrealized gains (losses) on investments	6.68		(5.11)		(4.42)		5.26

Total from investment activities	6.54		(5.32)		(4.50)		5.32

Net asset value, end of period	$22.04		$15.50		$20.82		$25.32

Total Return	42.19%		(25.55)%		(17.77)%		26.60	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.27%		3.40%		3.51%		3.34%
Net expenses(d)	2.95%		2.89%		2.95%		2.95%
Net investment income (loss)(d)	(0.75)%		(1.11)%		(0.37)%		0.45%

Supplemental Data:
Net assets, end of period (000’s)	$2,646		$205		$425		$3,898
Portfolio turnover rate(e)	2,340%		2,267%		1,060%		2,277	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

HEALTHCARE ULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$11.09		$17.17		$22.67		$20.00

Investment Activities:
Net investment income (loss)	(0.09	)(b)	(0.07	)(b)	(0.07	)(b)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.90		(6.01)		(5.43)		2.63

Total from investment activities	2.81		(6.08)		(5.50)		2.67

Net asset value, end of period	$13.90		$11.09		$17.17		$22.67

Total Return	25.34%		(35.41)%		(24.26)%		13.35	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.54%		3.23%		2.58%		2.25%
Net expenses(d)	1.95%		1.95%		1.95%		1.86%
Net investment income (loss)(d)	(0.77)%		(0.59)%		(0.40)%		0.34%

Supplemental Data:
Net assets, end of period (000’s)	$5,120		$2,113		$10,583		$6,467
Portfolio turnover rate(e)	1,904%		1,884%		1,143%		1,011	%(c)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$10.81		$16.93		$22.56		$20.00

Investment Activities:
Net investment income (loss)	(0.21	)(b)	(0.20	)(b)	(0.18	)(b)	(0.11	)(b)
Net realized and unrealized gains (losses) on investments	2.84		(5.92)		(5.45)		2.67

Total from investment activities	2.63		(6.12)		(5.63)		2.56

Net asset value, end of period	$13.44		$10.81		$16.93		$22.56

Total Return	24.33%		(36.15)%		(24.96)%		12.80	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	4.54%		4.83%		3.58%		3.34%
Net expenses(d)	2.95%		2.95%		2.95%		2.95%
Net investment income (loss)(d)	(1.77)%		(1.52)%		(1.02)%		(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$424		$105		$468		$1,632
Portfolio turnover rate(e)	1,904%		1,884%		1,143%		1,011	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    164

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

INTERNET ULTRASECTOR PROFUND

Investor Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$26.84		$64.32		$272.00		$1,000.00

Investment Activities:
Net investment income (loss)	(0.74	)(c)	(0.46	)(c)	(0.85	)(c)	2.00	(c)
Net realized and unrealized gains (losses) on investments	35.34		(37.02)		(206.83)		(730.00)

Total from investment activities	34.60		(37.48)		(207.68)		(728.00)

Net asset value, end of period	$61.44		$26.84		$64.32		$272.00

Total Return	128.91%		(58.27)%		(76.35)%		(72.80	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.74%		2.24%		3.59%		3.99%
Net expenses(e)	1.73%		1.95%		1.95%		1.59%
Net investment income (loss)(e)	(1.50)%		(1.54)%		(1.13)%		0.46%

Supplemental Data:
Net assets, end of period (000’s)	$31,165		$5,357		$6,550		$718
Portfolio turnover rate(f)	932%		1,867%		1,742%		2,401	%(d)

Service Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$25.90		$62.37		$270.50		$1,000.00

Investment Activities:
Net investment income (loss)	(1.21	)(c)	(0.80	)(c)	(1.53	)(c)	(2.50	)(c)
Net realized and unrealized gains (losses) on investments	34.03		(35.67)		(206.60)		(727.00)

Total from investment activities	32.82		(36.47)		(208.13)		(729.50)

Net asset value, end of period	$58.72		$25.90		$62.37		$270.50

Total Return	126.72%		(58.47)%		(76.94)%		(72.95	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.74%		3.04%		4.59%		5.20%
Net expenses(e)	2.73%		2.90%		2.95%		2.79%
Net investment income (loss)(e)	(2.50)%		(2.47)%		(2.24)%		(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$3,741		$765		$1,014		$181
Portfolio turnover rate(f)	932%		1,867%		1,742%		2,401	%(d)

(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PHARMACEUTICALS ULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 28, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$10.77		$16.54		$23.23		$20.00
Investment Activities:
Net investment income (loss)	(0.05	)(b)	(0.02	)(b)	(0.07	)(b)	0.13	(b)
Net realized and unrealized gains (losses) on investments	0.89	(c)	(5.75)		(6.62)		3.10

Total from investment activities	0.84		(5.77)		(6.69)		3.23

Net asset value, end of period	$11.61		$10.77		$16.54		$23.23

Total Return	7.80%		(34.89)%		(28.80)%		16.15	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	2.20%		3.11%		2.33%		2.55%
Net expenses(e)	1.95%		1.95%		1.95%		1.93%
Net investment income (loss)(e)	(0.50)%		(0.18)%		(0.38)%		1.27%
Supplemental Data:
Net assets, end of period (000’s)	$8,229		$2,342		$15,290		$3,470
Portfolio turnover rate(f)	4,437%		2,548%		1,469%		1,486	%(d)

Service Class
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 28, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$10.54		$16.29		$23.13		$20.00
Investment Activities:
Net investment income (loss)	(0.16	)(b)	(0.05	)(b)	(0.07	)(b)	(0.19	)(b)
Net realized and unrealized gains (losses) on investments	0.90	(c)	(5.70)		(6.77)		3.32

Total from investment activities	0.74		(5.75)		(6.84)		3.13

Net asset value, end of period	$11.28		$10.54		$16.29		$23.13

Total Return	7.02%		(35.30)%		(29.57)%		15.65	%(d)
Ratios to Average Net Assets:
Gross expenses(e)	3.20%		3.38%		3.33%		3.56%
Net expenses(e)	2.95%		2.91%		2.95%		2.94%
Net investment income (loss)(e)	(1.50)%		(0.44)%		(0.40)%		(1.72)%
Supplemental Data:
Net assets, end of period (000’s)	$892		$221		$440		$5,700
Portfolio turnover rate(f)	4,437%		2,548%		1,469%		1,486	%(d)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    166

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PRECIOUS METAL SULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003		For the period June 3, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$22.77		$30.00
Investment Activities:
Net investment income (loss)	(0.18	)(b)	(0.06	)(b)
Net realized and unrealized gains (losses) on investments	13.54		(7.17)

Total from investment activities	13.36		(7.23)

Net asset value, end of period	$36.13		$22.77

Total Return	58.67%		(24.10	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.69%		2.56%
Net expenses(d)	1.68%		1.93%
Net investment income (loss)(d)	(0.67)%		(0.51)%
Supplemental Data:
Net assets, end of period (000’s)	$54,157		$22,686
Portfolio turnover rate(e)	—		—

Service Class
	For the year ended December 31, 2003		For the period June 3, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$22.67		$30.00
Investment Activities:
Net investment income (loss)	(0.43	)(b)	(0.18	)(b)
Net realized and unrealized gains (losses) on investments	13.39		(7.15)

Total from investment activities	12.96		(7.33)

Net asset value, end of period	$35.63		$22.67

Total Return	57.17%		(24.43	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.69%		3.25%
Net expenses(d)	2.68%		2.94%
Net investment income (loss)(d)	(1.67)%		(1.44)%
Supplemental Data:
Net assets, end of period (000’s)	$5,584		$1,790
Portfolio turnover rate(e)	—		—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

REAL ESTATE ULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$18.42	$21.92		$21.81	$20.00

Investment Activities:
Net investment income (loss)	0.62 (b)	0.90	(b)	1.04 (b)	0.62	(b)
Net realized and unrealized gains (losses) on investments	8.15	(2.22)		0.92	2.10

Total from investment activities	8.77	(1.32)		1.96	2.72

Distributions to Shareholders from:
Net investment income	(1.40)	(1.87)		(1.44)	(0.75)
Return of capital	—	(0.31)		(0.41)	(0.16)

Total distributions	(1.40)	(2.18)		(1.85)	(0.91)

Net asset value, end of period	$25.79	$18.42		$21.92	$21.81

Total Return	49.87%	(6.82)%		9.11%	13.49	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.84%	2.31%		1.99%	2.10%
Net expenses(d)	1.84%	1.95%		1.95%	1.58%
Net investment income (loss)(d)	2.82%	4.01%		4.52%	5.31%

Supplemental Data:
Net assets, end of period (000’s)	$15,800	$6,603		$6,345	$9,704
Portfolio turnover rate(e)	2,478%	4,862%		2,461%	1,617	%(c)

Service Class
	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period June 19, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$19.09	$21.75		$21.73	$20.00

Investment Activities:
Net investment income (loss)	0.40 (b)	(0.03	)(b)	0.42 (b)	0.89	(b)
Net realized and unrealized gains (losses) on investments	8.35	(1.44)		1.25	1.67

Total from investment activities	8.75	(1.47)		1.67	2.56

Distributions to Shareholders from:
Net investment income	(1.20)	(0.88)		(1.28)	(0.68)
Return of capital	—	(0.31)		(0.37)	(0.15)

Total distributions	(1.20)	(1.19)		(1.65)	(0.83)

Net asset value, end of period	$26.64	$19.09		$21.75	$21.73

Total Return	47.80%	(7.42)%		7.79%	12.73	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.84%	3.04%		2.99%	3.10%
Net expenses(d)	2.84%	2.93%		2.95%	2.58%
Net investment income (loss)(d)	1.82%	(0.11)%		1.81%	7.96%

Supplemental Data:
Net assets, end of period (000’s)	$8,557	$72		$788	$5,994
Portfolio turnover rate(e)	2,478%	4,862%		2,461%	1,617	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    168

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SEMICONDUCTOR ULTRASECTOR PROFUND

Investor Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$11.64		$38.89		$58.40		$200.00

Investment Activities:
Net investment income (loss)	(0.31	)(c)	(0.27	)(c)	(0.36	)(c)	0.20	(c)
Net realized and unrealized gains (losses) on investments	17.37		(26.98)		(19.15)		(141.80)

Total from investment activities	17.06		(27.25)		(19.51)		(141.60)

Net asset value, end of period	$28.70		$11.64		$38.89		$58.40

Total Return	146.56%		(70.07)%		(33.41)%		(70.80	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.76%		2.38%		2.89%		3.10%
Net expenses(e)	1.76%		1.95%		1.95%		1.87%
Net investment income (loss)(e)	(1.38)%		(1.26)%		(0.82)%		0.31%

Supplemental Data:
Net assets, end of period (000’s)	$43,859		$3,643		$6,431		$1,947
Portfolio turnover rate(f)	1,116%		1,926%		1,439%		1,456	%(d)

Service Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$11.33		$38.28		$58.00		$200.00

Investment Activities:
Net investment income (loss)	(0.52	)(c)	(0.57	)(c)	(0.87	)(c)	(0.40	)(c)
Net realized and unrealized gains (losses) on investments	16.84		(26.38)		(18.85)		(141.60)

Total from investment activities	16.32		(26.95)		(19.72)		(142.00)

Net asset value, end of period	$27.65		$11.33		$38.28		$58.00

Total Return	144.04%		(70.40)%		(34.00)%		(71.00	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.76%		3.34%		3.89%		4.17%
Net expenses(e)	2.76%		2.91%		2.95%		2.94%
Net investment income (loss)(e)	(2.38)%		(2.33)%		(2.01)%		(0.73)%

Supplemental Data:
Net assets, end of period (000’s)	$4,975		$418		$999		$285
Portfolio turnover rate(f)	1,116%		1,926%		1,439%		1,456	%(d)

(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

TECHNOLOGY ULTRASECTOR PROFUND

Investor Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$15.97		$37.19		$76.60		$200.00

Investment Activities:
Net investment income (loss)	(0.29	)(c)	(0.28	)(c)	(0.35	)(c)	0.10	(c)
Net realized and unrealized gains (losses) on investments	11.68		(20.94)		(39.06)		(123.50)

Total from investment activities	11.39		(21.22)		(39.41)		(123.40)

Net asset value, end of period	$27.36		$15.97		$37.19		$76.60

Total Return	71.32%		(57.06)%		(51.45)%		(61.70	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.19%		2.51%		2.88%		4.63%
Net expenses(e)	1.95%		1.95%		1.95%		1.62%
Net investment income (loss)(e)	(1.35)%		(1.23)%		(0.71)%		0.17%

Supplemental Data:
Net assets, end of period (000’s)	$6,649		$2,647		$8,472		$2,517
Portfolio turnover rate(f)	1,689%		1,491%		1,177%		1,088	%(d)

Service Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$15.80		$36.93		$76.50		$200.00

Investment Activities:
Net investment income (loss)	(0.51	)(c)	(0.50	)(c)	(0.86	)(c)	(0.70	)(c)
Net realized and unrealized gains (losses) on investments	11.56		(20.63)		(38.71)		(122.80)

Total from investment activities	11.05		(21.13)		(39.57)		(123.50)

Net asset value, end of period	$26.85		$15.80		$36.93		$76.50

Total Return	69.94%		(57.22)%		(51.73)%		(61.75	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	3.19%		2.97%		3.88%		5.93%
Net expenses(e)	2.95%		2.49%		2.95%		2.92%
Net investment income (loss)(e)	(2.35)%		(1.96)%		(1.87)%		(1.09)%

Supplemental Data:
Net assets, end of period (000’s)	$727		$160		$575		$228
Portfolio turnover rate(f)	1,689%		1,491%		1,177%		1,088	%(d)

(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    170

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

TELECOMMUNICATIONS ULTRASECTOR PROFUND

Investor Class(a)
	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$17.13	$37.59		$51.05	$100.00

Investment Activities:
Net investment income (loss)	0.45 (c)	(0.11	)(c)	0.02 (c)	0.40	(c)
Net realized and unrealized gains (losses) on investments	(0.39)	(20.35)		(13.48)	(49.35)

Total from investment activities	0.06	(20.46)		(13.46)	(48.95)

Distributions to Shareholders from:
Net investment income	(0.15)	—		—	—

Net asset value, end of period	$17.04	$17.13		$37.59	$51.05

Total Return	0.39%	(54.43)%		(26.37)%	(48.95	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	3.22%	2.58%		3.71%	4.70%
Net expenses(e)	1.95%	1.94%		1.95%	1.92%
Net investment income (loss)(e)	2.78%	(0.63)%		0.05%	1.15%

Supplemental Data:
Net assets, end of period (000’s)	$4,752	$5,438		$3,457	$385
Portfolio turnover rate(f)	3,034%	3,606%		2,713%	1,515	%(d)

Service Class(a)
	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$16.75	$37.09		$50.80	$100.00

Investment Activities:
Net investment income (loss)	0.30 (c)	(0.26	)(c)	2.06 (c)	0.45	(c)
Net realized and unrealized gains (losses) on investments	(0.36)	(20.08)		(15.77)	(49.65)

Total from investment activities	(0.06)	(20.34)		(13.71)	(49.20)

Distributions to Shareholders from:
Net investment income	(0.11)	—		—	—

Net asset value, end of period	$16.58	$16.75		$37.09	$50.80

Total Return	(0.33)%	(54.84)%		(26.99)%	(49.20	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	4.22%	3.99%		4.71%	5.38%
Net expenses(e)	2.95%	2.93%		2.95%	2.60%
Net investment income (loss)(e)	1.78%	(1.41)%		4.13%	1.21%

Supplemental Data:
Net assets, end of period (000’s)	$1,469	$340		$165	$154
Portfolio turnover rate(f)	3,034%	3,606%		2,713%	1,515	%(d)

(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UTILITIES ULTRASECTOR PROFUND

Investor Class
	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period July 26, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$9.97	$16.07		$28.10	$20.00

Investment Activities:
Net investment income (loss)	0.12 (b)	0.24	(b)	0.41 (b)	0.23	(b)
Net realized and unrealized gains (losses) on investments	2.84	(6.19)		(12.39)	7.87

Total from investment activities	2.96	(5.95)		(11.98)	8.10

Distributions to Shareholders from:
Net investment income	(0.06)	(0.15)		(0.05)	—

Net asset value, end of period	$12.87	$9.97		$16.07	$28.10

Total Return	29.69%	(37.00)%		(42.65)%	40.50	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.17%	2.40%		5.52%	2.41%
Net expenses(d)	1.95%	1.93%		1.95%	1.60%
Net investment income (loss)(d)	1.09%	1.89%		1.87%	2.09%

Supplemental Data:
Net assets, end of period (000’s)	$12,526	$6,134		$5,016	$1,037
Portfolio turnover rate(e)	2,402%	2,370%		3,101%	1,811	%(c)

Service Class
	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period July 26, 2000 (a) through December 31, 2000
Net asset value, beginning of period	$9.83	$15.95		$28.02	$20.00

Investment Activities:
Net investment income (loss)	0.01 (b)	—	(b),(f)	0.10 (b)	0.28	(b)
Net realized and unrealized gains (losses) on investments	2.78	(5.99)		(12.17)	7.74

Total from investment activities	2.79	(5.99)		(12.07)	8.02

Distributions to Shareholders from:
Net investment income	—	(0.13)		—	—

Net asset value, end of period	$12.62	$9.83		$15.95	$28.02

Total Return	28.38%	(37.53)%		(43.08)%	40.10	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.17%	3.65%		6.52%	3.74%
Net expenses(d)	2.95%	2.95%		2.95%	2.92%
Net investment income (loss)(d)	0.09%	(0.03)%		0.44%	2.52%

Supplemental Data:
Net assets, end of period (000’s)	$2,353	$3,247		$664	$1,912
Portfolio turnover rate(e)	2,402%	2,370%		3,101%	1,811	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.
(f)	Amount is less than $0.005.

Financial Highlights  >    172

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

WIRELESS COMMUNICATIONS ULTRASECTOR PROFUND

Investor Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$6.54		$33.32		$57.10		$200.00

Investment Activities:
Net investment income (loss)	(0.09	)(c)	(0.06	)(c)	(0.32	)(c)	0.20	(c)
Net realized and unrealized gains (losses) on investments	4.38	(d)	(26.72)		(23.46)		(143.10)

Total from investment activities	4.29		(26.78)		(23.78)		(142.90)

Net asset value, end of period	$10.83		$6.54		$33.32		$57.10

Total Return	65.60%		(80.37)%		(41.65)%		(71.45	)%(e)

Ratios to Average Net Assets:
Gross expenses(f)	2.15%		2.30%		3.34%		3.45%
Net expenses(f)	1.94%		1.95%		1.95%		1.79%
Net investment income (loss)(f)	(1.16)%		(0.75)%		(0.62)%		0.39%

Supplemental Data:
Net assets, end of period (000’s)	$9,170		$3,448		$1,770		$496
Portfolio turnover rate(g)	2,818%		3,129%		2,512%		2,165	%(e)

Service Class(a)
	For the year ended December 31, 2003		For the year ended December 31, 2002		For the year ended December 31, 2001		For the period June 19, 2000 (b) through December 31, 2000
Net asset value, beginning of period	$6.37		$32.69		$56.80		$200.00

Investment Activities:
Net investment income (loss)	(0.17	)(c)	(0.11	)(c)	(0.78	)(c)	(0.50	)(c)
Net realized and unrealized gains (losses) on investments	4.18	(d)	(26.21)		(23.33)		(142.70)

Total from investment activities	4.01		(26.32)		(24.11)		(143.20)

Net asset value, end of period	$10.38		$6.37		$32.69		$56.80

Total Return	62.95%		(80.51)%		(42.45)%		(71.60	)%(e)
Ratios to Average Net Assets:
Gross expenses(f)	3.15%		3.26%		4.34%		4.56%
Net expenses(f)	2.94%		2.90%		2.95%		2.91%
Net investment income (loss)(f)	(2.16)%		(1.34)%		(1.37)%		(0.92)%

Supplemental Data:
Net assets, end of period (000’s)	$566		$250		$101		$174
Portfolio turnover rate(g)	2,818%		3,129%		2,512%		2,165	%(e)

(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

173    <  Financial Highlights

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

U.S. GOVERNMENT PLUS PROFUND

Investor Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$33.73		$30.00

Investment Activities:
Net investment income (loss)	0.21	(b)	0.09	(b)
Net realized and unrealized gains (losses) on investments	(1.24)		5.00

Total from investment activities	(1.03)		5.09

Distributions to Shareholders from:
Net investment income	(0.18)		(0.90)
Net realized gains on investments	—		(0.46)
Return of capital	(1.19)		—

Total distributions	(1.37)		(1.36)

Net asset value, end of period	$31.33		$33.73

Total Return	(3.13)%		17.15	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.57%		2.12%
Net expenses(d)	1.57%		1.69%
Net investment income (loss)(d)	0.63%		0.40%

Supplemental Data:
Net assets, end of period (000’s)	$6,610		$8,891
Portfolio turnover rate(e)	3,932%		836	%(c)

Service Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$33.76		$30.00

Investment Activities:
Net investment income (loss)	(0.12	)(b)	(0.14	)(b)
Net realized and unrealized gains (losses) on investments	(1.26)		4.99

Total from investment activities	(1.38)		4.85

Distributions to Shareholders from:
Net investment income	(0.14)		(0.63)
Net realized gains on investments	—		(0.46)
Return of capital	(0.91)		—

Total distributions	(1.05)		(1.09)

Net asset value, end of period	$31.33		$33.76

Total Return	(4.17)%		16.27	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.57%		2.92%
Net expenses(d)	2.57%		2.69%
Net investment income (loss)(d)	(0.37)%		(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$1,430		$9,215
Portfolio turnover rate(e)	3,932%		836	%(c)

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

Financial Highlights  >    174

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

RISING RATES OPPORTUNITY PROFUND

Investor Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$24.56		$30.00

Investment Activities:
Net investment income (loss)	(0.15	)(b)	(0.09	)(b)
Net realized and unrealized gains (losses) on investments	(0.76)		(5.35)

Total from investment activities	(0.91)		(5.44)

Net asset value, end of period	$23.65		$24.56

Total Return	(3.71)%		(18.13	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.57%		1.94%
Net expenses(d)	1.57%		1.94%
Net investment income (loss)(d)	(0.61)%		(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$240,555		$9,220
Portfolio turnover rate(e)	—		—

Service Class
	For the year ended December 31, 2003		For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$24.50		$30.00

Investment Activities:
Net investment income (loss)	(0.39	)(b)	(0.27	)(b)
Net realized and unrealized gains (losses) on investments	(0.74)		(5.23)

Total from investment activities	(1.13)		(5.50)

Net asset value, end of period	$23.37		$24.50

Total Return	(4.61)%		(18.33	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.57%		2.94%
Net expenses(d)	2.57%		2.94%
Net investment income (loss)(d)	(1.61)%		(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$20,423		$1,956
Portfolio turnover rate(e)	—		—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued and without regard to instruments (including swap agreements and futures contracts) having a maturity of less than one year.

175    <  Financial Highlights

>	Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MONEY MARKET PROFUND

Investor Class
For the year ended Dec. 31,	2003	2002	2001	2000	1999
Net asset value, beginning of period	1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)(c)	0.003 (a)	0.009 (a)	0.032	0.056	0.044
Net realized and unrealized gains (losses) on investments	— (b)	—	—	—	—

Total from investment activities	0.003	0.009	0.032	0.056	0.044

Distributions to Shareholders from:
Net investment income	(0.003)	(0.009)	(0.032)	(0.056)	(0.044)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.31%	0.94%	3.28%	5.74%	4.48%

Ratios to Average Net Assets:
Gross expenses(c)	0.93%	1.03%	1.08%	0.86%	0.83%
Net expenses(c)	0.93%	0.98%	1.08%	0.86%	0.83%
Net investment income (loss)(c)	0.31%	0.93%	3.30%	5.62%	4.46%

Supplemental Data:
Net assets, end of period (000’s)	$398,934	$447,211	$298,546	$355,692	$199,555

Service Class
For the year ended Dec. 31,	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)(c)	— (b)	0.001 (a)	0.022	0.046	0.034
Net realized and unrealized gains (losses) on investments	— (b)	—	—	—	—

Total from investment activities	— (b)	0.001	0.022	0.046	0.034

Distributions to Shareholders from:
Net investment income	— (b)	(0.001)	(0.022)	(0.046)	(0.034)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.05%	0.06%	2.26%	4.69%	3.44%

Ratios to Average Net Assets:
Gross expenses(c)	1.18%	1.78%	2.06%	1.85%	1.83%
Net expenses(c)	1.18%	1.72%	2.06%	1.85%	1.83%
Net investment income (loss)(c)	0.06%	0.06%	2.39%	4.65%	3.45%

Supplemental Data:
Net assets, end of period (000’s)	$105,320	$173,646	$100,175	$165,838	$107,944

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Amount is less than $0.0005.
(c)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

Financial Highlights  >    176

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2004, as revised October 20, 2004, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semiannual reports, or if you have questions about investing in ProFunds, write us at:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors Only

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or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Rising Rates Opportunity ProFund and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

(LOGO)®

PROFUNDS®

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Investment Company Act File No. 811-08239

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